SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1998 SEMI-ANNUAL REPORT
MARKET OVERVIEW

U.S. GROWTH RATE
----------------

Although somewhat dampened during the second quarter, the U.S. economy, as measured by Gross Domestic Product (GDP), grew at a strong real annual rate of 3.5% for the first half of 1998 -- well in excess of the Federal Reserve's estimated non-inflationary growth rate of 2.0% to 2.75%.

                              REAL GDP GROWTH RATE
                   QUARTERLY PERCENT CHANGE (ANNUALIZED RATE)

                               [GRAPHIC OMITTED]

                              PLOT POINTS FOLLOW:

Q1 1990           3.9
Q2 1990           1.2
Q3 1990          -1.9
Q4 1990          -4
Q1 1991          -2.1
Q2 1991           1.8
Q3 1991           1
Q4 1991           1
Q1 1992           4.7
Q2 1992           2.5
Q3 1992           3
Q4 1992           4.3
Q1 1993           0.1
Q2 1993           2
Q3 1993           2.1
Q4 1993           5.3
Q1 1994           3
Q2 1994           4.7
Q3 1994           1.8
Q4 1994           3.6
Q1 1995           0.9
Q2 1995           0.3
Q3 1995           3
Q4 1995           2.2
Q1 1996           1.8
Q2 1996           6
Q3 1996           1
Q4 1996           4.3
Q1 1997           4.9
Q2 1997           3.3
Q3 1997           3.1
Q4 1997           3.7
Q1 1998           5.5
Q2 1998           1.4


   At the time of this writing, THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, further extending the current economic expansion that began in 1991. Currently, this expansion is fueled by high levels of consumer confidence, rising real wages, and strong year-to-date gains in stock prices. Although most economists believe the brunt of Asia's economic crisis will hit the U.S. in the next six months, they feel it is unlikely to cause even a temporary pause in U.S. economic growth -- however it may help slow the U.S. GDP growth rate closer to the Federal Reserve's estimated non-inflationary levels.

UNEMPLOYMENT
------------

THE U.S. UNEMPLOYMENT WAS 4.5% IN JUNE AND 4.3% FOR THE TWO PRIOR MONTHS--THE LOWEST LEVEL IN 28 YEARS.

                             U.S. UNEMPLOYMENT RATE

                               [GRAPHIC OMITTED]

                              PLOT POINTS FOLLOW:

Jan-90       5.4
Feb-90       5.3
Mar-90       5.2
Apr-90       5.4
May-90       5.4
Jun-90       5.2
Jul-90       5.5
Aug-90       5.7
Sep-90       5.9
Oct-90       5.9
Nov-90       6.2
Dec-90       6.3
Jan-91       6.4
Feb-91       6.6
Mar-91       6.8
Apr-91       6.7
May-91       6.9
Jun-91       6.9
Jul-91       6.8
Aug-91       6.9
Sep-91       6.9
Oct-91       7
Nov-91       7
Dec-91       7.3
Jan-92       7.3
Feb-92       7.4
Mar-92       7.4
Apr-92       7.4
May-92       7.6
Jun-92       7.8
Jul-92       7.7
Aug-92       7.6
Sep-92       7.6
Oct-92       7.3
Nov-92       7.4
Dec-92       7.4
Jan-93       7.3
Feb-93       7.1
Mar-93       7
Apr-93       7.1
May-93       7.1
Jun-93       7
Jul-93       6.9
Aug-93       6.8
Sep-93       6.7
Oct-93       6.8
Nov-93       6.6
Dec-93       6.5
Jan-94       6.6
Feb-94       6.6
Mar-94       6.5
Apr-94       6.4
May-94       6
Jun-94       6.1
Jul-94       6.1
Aug-94       6.1
Sep-94       5.9
Oct-94       5.8
Nov-94       5.6
Dec-94       5.4
Jan-95       5.6
Feb-95       5.4
Mar-95       5.4
Apr-95       5.7
May-95       5.6
Jun-95       5.6
Jul-95       5.7
Aug-95       5.7
Sep-95       5.7
Oct-95       5.6
Nov-95       5.6
Dec-95       5.6
Jan-96       5.7
Feb-96       5.5
Mar-96       5.5
Apr-96       5.5
May-96       5.5
Jun-96       5.3
Jul-96       5.5
Aug-96       5.2
Sep-96       5.2
Oct-96       5.3
Nov-96       5.4
Dec-96       5.3
Jan-97       5.3
Feb-97       5.3
Mar-97       5.2
Apr-97       5
May-97       4.8
Jun-97       5
Jul-97       4.9
Aug-97       4.9
Sep-97       4.9
Oct-97       4.8
Nov-97       4.6
Dec-97       4.7
Jan-98       4.7
Feb-98       4.6
Mar-98       4.7
Apr-98       4.3
May-98       4.3
Jun-98       4.5

Labor markets have become extremely tight, growth in the labor force has slowed, and wage increases are


Source: Bloomberg L.P.

beginning to put more pressure on labor costs (refer to Employment Cost Index below). ALTHOUGH INFLATION HAS BEEN WELL CONTAINED, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as those achieved in 1997, have allowed manufacturers and other businesses to limit price increases in the face of rising wages, without sacrificing profit margins.

INFLATION
---------

BOTH THE EMPLOYMENT COST INDEX (ECI) AND CONSUMER PRICE INDEX (CPI) REMAINED IN CHECK during the first half of 1998, reflecting continued low inflation.


                             MEASURES OF INFLATION

                               [GRAPHIC OMITTED]

                              PLOT POINTS FOLLOW:

           MONTHLY CONSUMER  QUARTERLY EMPLOYMENT
            PRICE INDEX --       COST INDEX --
             YOY % CHANGE         YOY% CHANGE
Jan-90           5.2                  5.5
Feb-90           5.3                  5.5
Mar-90           5.2                  5.5
Apr-90           4.7                  5.4
May-90           4.4                  5.4
Jun-90           4.7                  5.4
Jul-90           4.8                  5.2
Aug-90           5.6                  5.2
Sep-90           6.2                  5.2
Oct-90           6.3                  4.9
Nov-90           6.3                  4.9
Dec-90           6.1                  4.9
Jan-91           5.7                  4.6
Feb-91           5.3                  4.6
Mar-91           4.9                  4.6
Apr-91           4.9                  4.6
May-91           5                    4.6
Jun-91           4.7                  4.6
Jul-91           4.4                  4.3
Aug-91           3.8                  4.3
Sep-91           3.4                  4.3
Oct-91           2.9                  4.3
Nov-91           3                    4.3
Dec-91           3.1                  4.3
Jan-92           2.6                  4
Feb-92           2.8                  4
Mar-92           3.2                  4
Apr-92           3.2                  3.6
May-92           3                    3.6
Jun-92           3.1                  3.6
Jul-92           3.2                  3.5
Aug-92           3.1                  3.5
Sep-92           3                    3.5
Oct-92           3.2                  3.5
Nov-92           3                    3.5
Dec-92           2.9                  3.5
Jan-93           3.3                  3.5
Feb-93           3.2                  3.5
Mar-93           3.1                  3.5
Apr-93           3.2                  3.6
May-93           3.2                  3.6
Jun-93           3                    3.6
Jul-93           2.8                  3.6
Aug-93           2.8                  3.6
Sep-93           2.7                  3.6
Oct-93           2.8                  3.5
Nov-93           2.7                  3.5
Dec-93           2.7                  3.5
Jan-94           2.5                  3.2
Feb-94           2.5                  3.2
Mar-94           2.5                  3.2
Apr-94           2.4                  3.2
May-94           2.3                  3.2
Jun-94           2.5                  3.2
Jul-94           2.8                  3.2
Aug-94           2.9                  3.2
Sep-94           3                    3.2
Oct-94           2.6                  3
Nov-94           2.7                  3
Dec-94           2.7                  3
Jan-95           2.8                  2.9
Feb-95           2.9                  2.9
Mar-95           2.9                  2.9
Apr-95           3.1                  2.9
May-95           3.2                  2.9
Jun-95           3                    2.9
Jul-95           2.8                  2.7
Aug-95           2.6                  2.7
Sep-95           2.5                  2.7
Oct-95           2.8                  2.7
Nov-95           2.6                  2.7
Dec-95           2.5                  2.7
Jan-96           2.7                  2.8
Feb-96           2.7                  2.8
Mar-96           2.8                  2.8
Apr-96           2.9                  2.9
May-96           2.9                  2.9
Jun-96           2.8                  2.9
Jul-96           3                    2.8
Aug-96           2.9                  2.8
Sep-96           3                    2.8
Oct-96           3                    2.9
Nov-96           3.3                  2.9
Dec-96           3.3                  2.9
Jan-97           3                    2.9
Feb-97           3                    2.9
Mar-97           2.8                  2.9
Apr-97           2.5                  2.8
May-97           2.2                  2.8
Jun-97           2.3                  2.8
Jul-97           2.2                  3
Aug-97           2.2                  3
Sep-97           2.2                  3
Oct-97           2.1                  3.3
Nov-97           1.8                  3.3
Dec-97           1.7                  3.3
Jan-98           1.6                  3.3
Feb-98           1.4                  3.3
Mar-98           1.4                  3.3
Apr-98           1.4                  3.5
May-98           1.7                  3.5
Jun-98           1.7                  3.5

The CPI rose just 1.7% for the year ended June 1998 -- reaching levels during the reporting period that were the lowest since January 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965. The Employment Cost Index includes two components -- Benefits, which has been well contained (up only 2.4% for the year ended Q2 1998) and Wages and Salaries which has increased 3.8% for the same period.

ASSET CLASS PERFORMANCE
-----------------------

U.S. STOCKS, particularly large-cap stocks, posted strong returns for the six month reporting period. Large capitalization stocks continued to outperform small capitalization stocks, as reflected in the 17.7% return of the S&P 500(REGISTRATION MARK) Index versus the 5.8% return of the Schwab Small-Cap Index(REGISTRATION MARK) over the reporting period. Amazingly, the S&P 500 Index posted its fourteenth consecutive quarterly gain during the second quarter of 1998 and posted a return of 30.2% for the 12-month period ended June 1998.


                             ---------------------

                             ---------------------


SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1998 SEMI-ANNUAL REPORT (CONTINUED)
MARKET OVERVIEW

            TOTAL RETURN PERFORMANCE -- GROWTH OF A DOLLAR INVESTED

                               [GRAPHIC OMITTED]

                              PLOT POINTS FOLLOW:

                      SCHWAB SMALL   SCHWAB INTERTATIONAL     LEHMAN AGGREGATE
           S&P 500     CAP INDEX           INDEX                  BOND INDEX

Dec-97     1             1                 1                        1
Jan-98     1.011         0.984             1.04                     1.013
Feb-98     1.084         1.066             1.103                    1.012
Mar-98     1.14          1.114             1.132                    1.015
Apr-98     1.151         1.121             1.14                     1.021
May-98     1.131         1.055             1.136                    1.03
Jun-98     1.177         1.058             1.145                    1.039


INTERNATIONAL STOCKS, as represented by the Schwab International
Index(REGISTRATION MARK), gained 14.5% over the six-month period, primarily on the strength of European markets.

BOND RETURNS were more in line with long-term expectations during the reporting period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.9% over the six-month reporting period.

S&P 500(REGISTRATION MARK) PRICE/EARNINGS RATIO
-----------------------------------------------

The price/earnings ratio for the S&P 500(REGISTRATION MARK) Index reached its highest value ever during the reporting period. It stood at 27.1 at the close of the reporting period, well above its 30-year average of 14.9. The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market, as measured by the S&P 500(REGISTRATION MARK) Index, also reached historic highs during the reporting period.


                S&P 500(REGISTRATION MARK) PRICE EARNINGS RATIO

                                [GRAPH OMITTED]

                              PLOT POINTS FOLLOW:


          S&P 500 Price Earnings Ratio
Jan-90             14.37
Feb-90             14.21
Mar-90             14.77
Apr-90             14.82
May-90             15.84
Jun-90             16.66
Jul-90             16.65
Aug-90             15.57
Sep-90             14.9
Oct-90             14.36
Nov-90             14.59
Dec-90             15.19
Jan-91             14.95
Feb-91             16.82
Mar-91             17.48
Apr-91             17.85
May-91             17.92
Jun-91             17.96
Jul-91             18.07
Aug-91             19.72
Sep-91             19.88
Oct-91             19.92
Nov-91             21.02
Dec-91             21.85
Jan-92             23.35
Feb-92             23.83
Mar-92             25.45
Apr-92             25.51
May-92             25.71
Jun-92             25.08
Jul-92             25.61
Aug-92             25.5
Sep-92             24.37
Oct-92             23.94
Nov-92             24.08
Dec-92             24.01
Jan-93             24.2
Feb-93             24.25
Mar-93             24.22
Apr-93             23.2
May-93             23.21
Jun-93             22.58
Jul-93             22.52
Aug-93             23.02
Sep-93             23.74
Oct-93             23.97
Nov-93             22.55
Dec-93             23.55
Jan-94             22.98
Feb-94             21.17
Mar-94             20.34
Apr-94             20.1
May-94             20.16
Jun-94             19.76
Jul-94             18.64
Aug-94             18.9
Sep-94             18.26
Oct-94             17.55
Nov-94             16.58
Dec-94             16.98
Jan-95             16.23
Feb-95             16.2
Mar-95             16.5
Apr-95             16.02
May-95             16.43
Jun-95             16.82
Jul-95             16.55
Aug-95             16.18
Sep-95             16.86
Oct-95             16.18
Nov-95             17.14
Dec-95             17.41
Jan-96             18.11
Feb-96             18.56
Mar-96             18.94
Apr-96             19.16
May-96             19.48
Jun-96             19.3
Jul-96             18.31
Aug-96             18.62
Sep-96             19.75
Oct-96             19.6
Nov-96             21.05
Dec-96             20.7
Jan-97             20.55
Feb-97             20.98
Mar-97             19.87
Apr-97             20.24
May-97             21.43
Jun-97             22.45
Jul-97             23.92
Aug-97             22.64
Sep-97             24
Oct-97             22.84
Nov-97             24.02
Dec-97             24.51
Jan-98             24.99
Feb-98             26.44
Mar-98             27.76
Apr-98             26.51
May-98             26.12
Jun-98             27.09


Source: Bloomberg L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT
------------------------------------

SHORT-TERM INTEREST RATES REMAINED IN A NARROW RANGE throughout the reporting period due to a widespread expectation that there would be no changes to Fed policy.


               1997 YIELDS ON 90-DAY COMMERCIAL PAPER AND 3-MONTH
                                 TREASURY BILLS

                                [GRAPH OMITTED]

                              PLOT POINTS FOLLOW:

           3 Month Treasury Bill   90 Day Commercial Paper
1/1/98             5.35                    5.54
1/2/98             5.29                    5.54
1/5/98             5.23                    5.56
1/6/98             5.2                     5.47
1/7/98             5.2                     5.45
1/8/98             5.1                     5.44
1/9/98             5.01                    5.42
1/12/98            5.02                    5.36
1/13/98            5.19                    5.38
1/14/98            5.15                    5.37
1/15/98            5.11                    5.37
1/16/98            5.15                    5.41
1/19/98            5.15                    5.41
1/20/98            5.15                    5.41
1/21/98            5.11                    5.39
1/22/98            5.13                    5.4
1/23/98            5.17                    5.4
1/26/98            5.12                    5.4
1/27/98            5.25                    5.4
1/28/98            5.21                    5.39
1/29/98            5.19                    5.4
1/30/98            5.18                    5.42
2/2/98             5.22                    5.4
2/3/98             5.23                    5.4
2/4/98             5.11                    5.42
2/5/98             5.15                    5.38
2/6/98             5.17                    5.43
2/9/98             5.13                    5.41
2/10/98            5.21                    5.42
2/11/98            5.2                     5.42
2/12/98            5.21                    5.43
2/13/98            5.15                    5.39
2/16/98            5.21                    5.39
2/17/98            5.18                    5.4
2/18/98            5.17                    5.41
2/19/98            5.19                    5.43
2/20/98            5.2                     5.44
2/23/98            5.24                    5.43
2/24/98            5.32                    5.44
2/25/98            5.3                     5.42
2/26/98            5.34                    5.45
2/27/98            5.31                    5.48
3/2/98             5.3                     5.42
3/3/98             5.17                    5.45
3/4/98             5.15                    5.47
3/5/98             5.16                    5.47
3/6/98             5.15                    5.47
3/9/98             5.09                    5.49
3/10/98            5.08                    5.47
3/11/98            5.08                    5.45
3/12/98            5.08                    5.46
3/13/98            5.09                    5.48
3/16/98            5.1                     5.49
3/17/98            5.14                    5.45
3/18/98            5.15                    5.46
3/19/98            5.17                    5.46
3/20/98            5.17                    5.46
3/23/98            5.14                    5.45
3/24/98            5.14                    5.47
3/25/98            5.17                    5.45
3/26/98            5.2                     5.45
3/27/98            5.21                    5.46
3/30/98            5.21                    5.44
3/31/98            5.12                    5.47
4/1/98             5.11                    5.46
4/2/98             5.09                    5.48
4/3/98             5.08                    5.47
4/6/98             5.08                    5.45
4/7/98             5.04                    5.46
4/8/98             5.05                    5.45
4/9/98             5.05                    5.46
4/10/98            5.05                    5.46
4/13/98            5.16                    5.43
4/14/98            5.11                    5.46
4/15/98            5.07                    5.46
4/16/98            5.05                    5.47
4/17/98            5.04                    5.45
4/20/98            5.02                    5.47
4/21/98            5.07                    5.44
4/22/98            5.08                    5.46
4/23/98            5.08                    5.44
4/24/98            5.06                    5.45
4/27/98            5.05                    5.51
4/28/98            5.06                    5.49
4/29/98            5.06                    5.49
4/30/98            4.97                    5.49
5/1/98             5                       5.46
5/4/98             5.02                    5.47
5/5/98             5.11                    5.46
5/6/98             5.1                     5.49
5/7/98             5.1                     5.46
5/8/98             5.12                    5.47
5/11/98            5.12                    5.48
5/12/98            5.13                    5.47
5/13/98            5.12                    5.48
5/14/98            5.16                    5.49
5/15/98            5.16                    5.49
5/18/98            5.17                    5.5
5/19/98            5.2                     5.5
5/20/98            5.18                    5.48
5/21/98            5.23                    5.48
5/22/98            5.21                    5.48
5/25/98            5.21                    5.48
5/26/98            5.1                     5.48
5/27/98            5.09                    5.49
5/28/98            5.05                    5.48
5/29/98            5.01                    5.47
6/1/98             4.97                    5.49
6/2/98             5.2                     5.46
6/3/98             5.11                    5.48
6/4/98             5.11                    5.48
6/5/98             5.11                    5.48
6/8/98             5.12                    5.49
6/9/98             5.14                    5.48
6/10/98            5.13                    5.49
6/11/98            5.09                    5.48
6/12/98            5.11                    5.49
6/15/98            5.11                    5.47
6/16/98            5.16                    5.47
6/17/98            5.21                    5.48
6/18/98            5.18                    5.49
6/19/98            5.15                    5.48
6/22/98            5.12                    5.49
6/23/98            5.07                    5.48
6/24/98            5.04                    5.5
6/25/98            5                       5.48
6/26/98            4.99                    5.49
6/29/98            5                       5.5
6/30/98            4.99                    5.47

The combination of strong first quarter growth and tight labor markets offset by continued low inflation and uncertainty regarding Asia resulted in an interest rate environment with no clear direction.

As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." Although many economists believe the Fed has a longer-term bias toward more restrictive monetary policy, they also anticipate a slowing of the GDP growth rate for the remainder of the year. Therefore, they do not expect the Federal Reserve will, over the near-term, implement any restrictive policy changes (interest rate increases) unless we begin to see meaningful signs of inflation.



                             ---------------------

                             ---------------------


SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1998 SEMI-ANNUAL REPORT (CONTINUED)
MARKET OVERVIEW

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO MANAGEMENT TEAM
-------------------------
STEPHEN B. WARD -- Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

AMY TREANOR -- Portfolio Manager, has managed the Money Market Portfolio since May 1997. Amy joined CSIM in 1992 as Associate Portfolio Trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant Vice President with Capitalcorp Asset Management.

PORTFOLIO HIGHLIGHTS
--------------------
Our strategy for managing the Money Market Portfolio has remained consistent during the reporting period. Based on our expectation that the Fed would not raise interest rates, we looked for opportunities to purchase securities with somewhat longer maturities (and higher yields) when market conditions were advantageous. We attempted to maintain a dollar-weighted maturity (DWAM) slightly longer than other funds with similar investment objectives. This strategy had a beneficial impact on yields throughout most of the period.

PERFORMANCE REVIEW
------------------
The table below presents 7-day yields as of the end of the reporting period for the Money Market Portfolio. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

Yield Summary as of 6/30/98 1
--------------------------------------------------------------------------------
7-Day Yield                                                                5.05%
7-Day Effective Yield                                                      5.18%

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO MANAGEMENT TEAM
-------------------------
STEPHEN B. WARD -- Senior Vice President and Chief Investment Officer, has overall responsibility for the

----------
1 A portion of the Portfolio's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the 7-day yield and the 7-day effective yield for the portfolio would have been 4.92% and 5.04%, respectively.

management of the Portfolio. Steve joined Charles Schwab Investment Management
(CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the S&P 500 Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $10 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group at Wells Fargo Nikko.

PORTFOLIO HIGHLIGHTS
--------------------

                     SCHWAB S&P 500 PORTFOLIO HYPOTHETICAL
                           GROWTH CHART AS OF 6/30/98
                               [GRAPHIC OMITTED]

                              PLOT POINTS FOLLOW:

                     S&P 500 Portfolio          S&P 500 Index
10/31/96                   10,000                  10,000
11/30/96                   10,750                  10,777
12/31/96                   10,530                  10,564
1/31/97                    11,170                  11,223
2/28/97                    11,250                  11,311
3/31/97                    10,780                  10,848
4/30/97                    11,410                  11,494
5/31/97                    12,090                  12,193
6/30/97                    12,630                  12,739
7/31/97                    13,620                  13,752
8/31/97                    12,860                  12,982
9/30/97                    13,560                  13,692
10/31/97                   13,120                  13,235
11/30/97                   13,720                  13,848
12/31/97                   13,948                  14,086
1/31/98                    14,098                  14,242
2/28/98                    15,108                  15,269
3/31/98                    15,869                  16,051
4/30/98                    16,029                  16,213
5/31/98                    15,739                  15,934
6/30/98                    16,369                  16,581


(BULLET) The graph above compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Portfolio at the inception, with a similar investment in the S&P 500 Index.

(BULLET) THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.
     TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE S&P 500 PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.

                             ---------------------

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1998 SEMI-ANNUAL REPORT (CONTINUED)
MARKET OVERVIEW

As discussed in the Market Overview section, large-cap domestic stocks (such as those in the S&P 500(REGISTRATION MARK) Index) were clearly a strong performing asset class for the reporting period. The Portfolio continued to closely track the performance of its benchmark, the S&P 500(REGISTRATION MARK) Index.

NASD regulations require that we report Portfolio performance data as of the most recent calendar quarter. As of 6/30/98, the S&P 500 Portfolio's 6-month, 1-year and since-inception average annual total returns were 17.36%1, 29.60%1 and 34.49%1, respectively.

Unlike the Portfolio, the S&P 500(REGISTRATION MARK) Index does not incur management and other Portfolio costs that reduce returns to the shareholders. Additionally, the Portfolio, unlike the S&P 500(REGISTRATION MARK) Index, holds a small portion in cash to meet shareholder redemptions and to pay Portfolio expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the S&P 500(REGISTRATION MARK) Index during a given period. Also, the weighting of any particular security in the Portfolio can be greater or less than in the S&P 500(REGISTRATION MARK) Index. Lastly, unlike the S&P 500(REGISTRATION MARK) Index, the Portfolio incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the S&P 500 Portfolio compared to the S&P 500(REGISTRATION MARK) Index, a difference referred to as the S&P 500 Portfolio's "tracking differential." The tracking differential for the S&P 500 Portfolio during the six-month reporting period was 0.34%. Given the S&P 500 Portfolio's current ratio of expenses to average net assets (0.28%), and the components of tracking error (as discussed above), we are satisfied with this level of tracking error.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
(formerly Schwab Asset Director(REGISTRATION MARK) -- High Growth Portfolio)

PORTFOLIO MANAGEMENT TEAM
-------------------------
STEPHEN B. WARD -- Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991,

----------
1 A portion of the S&P 500 Portfolio's expenses was reduced during the reporting period. Without such reductions, as of 6/30/98, the Portfolio's 6-month, 1-year and since-inception average annual total returns would have been 17.22%, 29.30% and 34.20%, respectively.


and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors.

GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the equity securities in the MarketTrack Growth Portfolio II(TRADEMARK). Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $10 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group at Wells Fargo Nikko.

KIMON DAIFOTIS -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash-equivalent securities in the MarketTrack Growth Portfolio II(TRADEMARK). Kimon joined CSIM in his current capacity in October 1997. For five years prior to joining CSIM he was employed by Lehman Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, as Senior Portfolio Strategist.

PORTFOLIO HIGHLIGHTS
--------------------

         SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK) HYPOTHETICAL
                           GROWTH CHART AS OF 6/30/98

                                [GRAPH OMITTED]

                              PLOT POINTS FOLLOW:

            Schwab MarketTrack                            Lehman Brothers
            Growth Portfolio II      S&P 500 Index      Aggregate Bond Index
10/31/96          10,000                 10,000               10,000
11/30/96          10,490                 10,777               10,171
12/31/96          10,420                 10,564               10,076
1/31/97           10,670                 11,223               10,108
2/28/97           10,710                 11,311               10,133
3/31/97           10,460                 10,848               10,020
4/30/97           10,780                 11,494               10,171
5/31/97           11,420                 12,193               10,267
6/30/97           11,940                 12,739               10,390
7/31/97           12,650                 13,752               10,670
8/31/97           12,200                 12,982               10,579
9/30/97           12,880                 13,692               10,736
10/31/97          12,520                 13,235               10,892
11/30/97          12,730                 13,848               10,942
12/31/97          12,977                 14,086               11,052
1/31/98           13,037                 14,242               11,194
2/28/98           13,779                 15,269               11,185
3/31/98           14,199                 16,051               11,223
4/30/98           14,320                 16,213               11,281
5/31/98           14,019                 15,934               11,388
6/30/98           14,240                 16,581               11,485

(BULLET) The graph above compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Growth Portfolio II(TRADEMARK) at the inception, with a similar investment in the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

                             ---------------------

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1998 SEMI-ANNUAL REPORT
MARKET OVERVIEW

(BULLET) THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.
     TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY. The table below shows the target and actual asset mixes for the MarketTrack Growth Portfolio II(TRADEMARK) at the beginning and end of the reporting period.

                                       Portfolio    Portfolio
                             Neutral  Position at  Position at
                             Target    12/31/97      6/30/98
                           ------------------------------------
Large Cap Stocks              40.0%      40.3%        40.5%
Small Cap Stocks              20.0%      19.5%        20.7%
International Stocks          20.0%      19.5%        20.1%
Bonds                         15.0%       0.0%        15.2%
Cash Equivalents               5.0%      20.7%         3.5%
                           ------------------------------------
                             100.0%     100.0%       100.0%

From January through the end of February, the MarketTrack Growth Portfolio II(TRADEMARK) maintained a neutral stock weighting, an underweighting in bonds and an overweighting in cash. We underweighted bonds because the yield advantage they offered over cash equivalents had declined to the point where bonds were relatively unattractive on a risk-adjusted return basis. In early March, yields rebounded, leading us to increase the MarketTrack Growth Portfolio's positions closer toward each its neutral target. By the close of the period, the MarketTrack Growth Portfolio II(TRADEMARK) was positioned approximately at its neutral targets.

NASD regulations require that we report Portfolio performance data as of the most recent calendar quarter. As of 6/30/98, the MarketTrack Growth Portfolio II(TRADEMARK) 6-month, 1-year and since-inception average annual total returns were 9.73%1, 19.26%1 and 23.72%1, respectively.

----------
1 A portion of the MarketTrack Growth Portfolio II(TRADEMARK) expenses was reduced during the reporting period. Without such reductions, as of 6/30/98, the Portfolio's 6-month, 1-year and since-inception average annual total returns would have been 9.39%, 18.36% and 22.08%, respectively.
2    Source: Financial Analysts Journal:Brinson, Singer,Beebower, May/June 1991.


Going forward, we have made a decision to maintain each MarketTrack Growth Portfolio II(TRADEMARK) stock, bond, and cash equivalent allocations on a static basis with only minor deviations from their neutral targets. In large part, this decision was made in response to comments we heard from shareholders expressing confusion about how and when asset allocation shifts were made in the MarketTrack Growth Portfolio II(TRADEMARK), and the preference they voiced for a portfolio that does not significantly deviate from their neutral targets. Additionally, recent market conditions have presented a difficult environment for the strategies previously utilized by the MarketTrack Growth Portfolio II(TRADEMARK) to add significant value. Given these conditions, and the preferences expressed by shareholders, we felt that a shift in strategy to more static asset class allocations was the most appropriate course of action.

WHY THE MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK) USES AN INDEX STRATEGY

One frequently cited research study has shown that the manner in which an investor allocates his or her portfolio among different asset classes can determine the vast majority of the variance in the portfolio's returns.2 Unless investors build their portfolios with investments that are designed to consistently deliver the performance of the asset classes they seek to track, their portfolios may not perform as they expect.

Portfolios that employ an indexing strategy can be an excellent way to implement an asset allocation plan because they invest only in the intended asset class and therefore should achieve returns which closely track the returns of that benchmark asset class. Portfolios using an index strategy should not be subject to the "style drift" periodically experienced by actively managed portfolios.

In additional to seeking to deliver reliable asset class performance, most index portfolios seek to achieve low trading and operating costs by keeping both portfolio turnover and operating expense ratios at low levels. These savings are passed on to investors in the form of higher returns. By virtue of the large number of holdings, most index strategies also offer broad diversification, which can reduce both the company- and industry-specific risk elements of equity investing.


                             ---------------------

                             ---------------------

SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY

                                  ASSET GROWTH

                                                                   PERCENTAGE
         TOTAL                          TOTAL                     GROWTH OVER
      NET ASSETS                     NET ASSETS                     REPORTING
     AS OF 6/30/98                 AS OF 12/31/97                    PERIOD
--------------------------------------------------------------------------------
      $65,552,725                    $47,967,612                       37%
--------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                                 JUNE 30, 1998*

         LAST                        LAST                          LAST
      SEVEN DAYS                 THREE MONTHS                  TWELVE MONTHS
--------------------------------------------------------------------------------
         5.05%                       4.93%                         4.92%
--------------------------------------------------------------------------------



                                MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

       MATURITY RANGE     9/30/97      12/31/97        3/31/98        6/30/98
--------------------------------------------------------------------------------
      0-- 15 Days            16.2%         22.7%           13.2%         13.1%
     16-- 30 Days            50.0          14.3            29.5          24.1
     31-- 60 Days            14.5          37.4            32.2          22.4
     61-- 90 Days             8.5          14.2            16.8          31.5
     91--120 Days             0.9          11.4             0.0           0.0
    Over 120 Days             9.9           0.0             8.3           8.9
    Weighted Average        39 Days       46 Days        48 Days        51 Days
--------------------------------------------------------------------------------



                                PORTFOLIO QUALITY

                                               PERCENT OF
                        SEC TIER               NET ASSETS
                         RATING                  6/30/98
                  ---------------------------------------------
                         Tier 1                  100.0%
                         Tier 2                    0.0%
                  ---------------------------------------------

----------
* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

                             ---------------------

                             ---------------------


SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)

U.S. GOVERNMENT SECURITIES--96.4%                        PAR             VALUE
--------------------------------------------------------------------------------
DISCOUNT NOTES--87.4%
Federal Farm Credit Bank
   5.44%, 07/07/98 ...........................      $ 1,495,000      $ 1,493,657
   5.42%, 07/14/98 ...........................          340,000          339,341
   5.42%, 07/21/98 ...........................          165,000          164,508
   5.43%, 08/21/98 ...........................        4,180,000        4,148,157
   5.48%, 09/04/98 ...........................        2,500,000        2,475,851
   5.44%, 09/11/98 ...........................        2,825,000        2,794,659
Federal Home Loan Bank
   5.46%, 08/05/98 ...........................        1,360,000        1,352,873
   5.49%, 08/28/98 ...........................          470,000          465,881
   5.45%, 09/02/98 ...........................        1,715,000        1,698,853
   5.46%, 09/09/98 ...........................        5,725,000        5,665,247
   5.47%, 09/23/98 ...........................        2,000,000        1,975,080
   5.51%, 09/23/98 ...........................        1,060,000        1,046,743
Federal Home Loan Mortgage Corp.
   5.47%, 07/02/98 ...........................           75,000           74,989
   5.45%, 07/09/98 ...........................        1,950,000        1,947,664
   5.47%, 07/10/98 ...........................          305,000          304,589
   5.47%, 07/21/98 ...........................        2,305,000        2,298,046
   5.48%, 07/28/98 ...........................        1,390,000        1,384,339
   5.50%, 08/24/98 ...........................        2,465,000        2,444,886
   5.49%, 09/04/98 ...........................           70,000           69,315
   5.50%, 09/18/98 ...........................        4,265,000        4,214,304
Federal National Mortgage Assoc.
   5.45%, 07/06/98 ...........................        1,000,000          999,253
   5.52%, 07/16/98 ...........................          220,000          219,496
   5.47%, 07/17/98 ...........................        2,150,000        2,144,840
   5.49%, 07/17/98 ...........................        1,699,000        1,694,877
   5.47%, 07/24/98 ...........................           70,000           69,758
   5.47%, 07/30/98 ...........................        2,000,000        1,991,300
   5.51%, 07/30/98 ...........................        1,320,000        1,314,237
   5.46%, 08/05/98 ...........................        5,425,000        5,396,466
Tennessee Valley Authority
   5.42%, 07/08/98 ...........................        3,125,000        3,121,731
   5.42%, 07/24/98 ...........................        3,990,000        3,976,260
                                                                     -----------
                                                                      57,287,200
                                                                     -----------
TOTAL DISCOUNT NOTES
   (Cost $57,287,200) ........................                        57,287,200
                                                                     -----------

                             ---------------------

                             ---------------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                        PAR            VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES--9.0%
   5.88%, 08/15/98 ..........................     $    350,000     $    350,185
   5.88%, 10/31/98 ..........................        5,565,000        5,570,486
                                                                   ------------
TOTAL U.S. TREASURY NOTES
   (Cost $5,920,671) ........................                         5,920,671
                                                                   ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $63,207,871) .......................                        63,207,871
                                                                   ------------
TOTAL INVESTMENTS--96.4%
   (Cost $63,207,871) .......................                        63,207,871
                                                                   ------------
OTHER ASSETS AND LIABILITIES--3.6%
Other Assets ................................                         2,421,831
Liabilities .................................                           (76,977)
                                                                   ------------
                                                                      2,344,854
                                                                   ------------
NET ASSETS--100.0% ..........................                      $ 65,552,725
                                                                   ------------

----------
Notes to Statement of Net Assets

Yields shown are effective yields at the time of purchase except for U.S.Treasury Notes, which reflect the coupon rate of the security. Yields for each security are stated according to the market convention for that security type.For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
   Investments, at value (Cost: $63,207,871) .......      $ 63,207,871
   Cash ............................................             4,536
   Receivables:
      Interest .....................................            62,584
      Fund shares sold .............................         2,342,440
   Prepaid expenses ................................            12,271
                                                          ------------
      Total assets .................................        65,629,702
                                                          ------------
LIABILITIES:
Payables:
   Dividends .......................................            45,596
   Fund shares redeemed ............................             3,285
   Investment advisory and administration fees .....             3,631
Other liabilities ..................................            24,465
                                                          ------------
      Total liabilities ............................            76,977
                                                          ------------
Net assets applicable to outstanding shares ........      $ 65,552,725
                                                          ============
NET ASSETS consist of:
   Paid-in-capital .................................      $ 65,546,525
   Undistributed net investment income .............            10,461
   Accumulated net realized loss on investments sold            (4,261)
                                                          ------------
                                                          $ 65,552,725
                                                          ============
PRICING OF SHARES:
   Outstanding shares, $0.00001 par value
     (unlimited shares authorized) .................        65,578,604
NET ASSET VALUE, offering and redemption
   price per share .................................      $       1.00

-------------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
INTEREST INCOME ................................      $ 1,524,784
                                                      -----------
EXPENSES:
   Investment advisory and administration fees .          127,301
   Custodian and portfolio accounting fees .....           20,811
   Professional fees ...........................            5,278
   Shareholder reports .........................            7,602
   Trustees' fees ..............................            2,715
   Insurance and other expenses ................            8,110
                                                      -----------
                                                          171,817

Less: expenses reduced (see Note 4) ............          (33,446)
                                                      -----------
      Total expenses incurred by Fund ..........      $   138,371
                                                      -----------
NET INVESTMENT INCOME ..........................        1,386,413
Net realized loss on investments sold ..........           (1,432)
                                                      -----------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................      $ 1,384,981
                                                      ===========

----------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                  JUNE 30, 1998    DECEMBER 31,
                                                   (UNAUDITED)         1997
                                                  -------------   --------------
OPERATIONS:
   Net investment income .......................  $   1,386,413   $   1,940,633
   Net realized loss on investments sold .......         (1,432)         (2,110)
                                                  -------------   -------------
   Increase in net assets resulting
       from operations .........................      1,384,981       1,938,523
                                                  -------------   -------------
   Dividends to shareholders from net
      investment income (see Note 2) ...........     (1,397,650)     (1,940,633)
                                                  -------------   -------------
CAPITAL SHARE TRANSACTIONS:
  (at $1.00 per share):
   Proceeds from shares sold ...................     75,611,563     112,673,512
   Net asset value of shares issued in
      reinvestment of dividends ................      1,608,808       1,805,912
   Less payments for shares redeemed ...........    (59,622,589)    (93,940,335)
                                                  -------------   -------------
   Increase in net assets from capital
      share transactions .......................     17,597,782      20,539,089
                                                  -------------   -------------
   Total increase in net assets ................     17,585,113      20,536,979

NET ASSETS:
   Beginning of period .........................     47,967,612      27,430,633
                                                  -------------   -------------
   End of period ...............................  $  65,552,725   $  47,967,612
                                                  =============   =============

---------
See accompanying Notes to Financial Statements.

                             ---------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SCHWAB MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                         INCOME FROM
                                                    INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                      -------------------------------------------------        ------------------------------

                                                             NET
   FISCAL            NET ASSET                           REALIZED &             TOTAL           DIVIDENDS
   PERIOD            VALUE AT             NET            UNREALIZED             FROM            FROM NET
    ENDED            BEGINNING        INVESTMENT         GAIN (LOSS)         INVESTMENT        INVESTMENT           TOTAL
DECEMBER 31,         OF PERIOD          INCOME         ON INVESTMENTS        OPERATIONS          INCOME         DISTRIBUTIONS
------------         ---------        ----------       --------------        ----------        ----------       -------------
   1998 2              $1.00             $0.03              $--                 $0.03           $(0.03)4           $(0.03)
   1997                $1.00             $0.05              $--                 $0.05           $(0.05)            $(0.05)
   1996                $1.00             $0.05              $--                 $0.05           $(0.05)            $(0.05)
   1995                $1.00             $0.05              $--                 $0.05           $(0.05)            $(0.05)
   1994 3              $1.00             $0.03              $--                 $0.03           $(0.03)            $(0.03)


1 The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

   FISCAL
   PERIOD                       RATIO OF NET
    ENDED         RATIO OF       INVESTMENT
DECEMBER 31,      EXPENSES         INCOME
------------      --------      ------------
   1998 2          0.62%*          4.89%*
   1997            0.71%           4.80%
   1996            0.95%           4.42%
   1995            1.02%           4.65%
   1994 3          2.10%*          2.56%*

2    For the six months ended June 30, 1998 (Unaudited).
3    For the period May 3, 1994 (commencement of operations) to December 31,
     1994.
4 The amounts shown include certain reclassifications related to book to tax differences (See Note 2 of Notes to Financial Statements).
*    Annualized.

------------
See accompanying Notes to Financial Statements.

                             ---------------------


                                                              RATIOS/SUPPLEMENTAL DATA
                                    ----------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                                              RATIO OF       INVESTMENT
   FISCAL             NET ASSET           TOTAL                               EXPENSES         INCOME
   PERIOD             VALUE AT           RETURN                              TO AVERAGE      TO AVERAGE
    ENDED              END OF       (NOT ANNUALIZED)       NET ASSETS        NET ASSETS 1    NET ASSETS 1
DECEMBER 31,           PERIOD              (%)            END OF PERIOD          (%)             (%)
------------          ---------     ----------------      -------------      ------------   --------------
   1998 2               $1.00             2.53             $65,552,725           0.50*          5.01*
   1997                 $1.00             5.12             $47,967,612           0.50           5.01
   1996                 $1.00             4.98             $27,430,633           0.50           4.87
   1995                 $1.00             5.26             $16,912,432           0.50           5.17
   1994 3               $1.00             2.55             $ 7,409,454           0.50*          4.16*

                             ---------------------

                             ---------------------


SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

1. DESCRIPTION OF THE FUND

   The Schwab Money Market Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment company Act of 1940, as amended.

   The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

   SECURITY TRANSACTIONS AND INTEREST INCOME -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

   REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held by the Fund's custodian and in the case of tri-party repurchase agreements, an agent bank, and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

   EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

   FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

   RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/ tax differences of $21,698 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3. TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1998 (see Note 4).

   OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $2,715 related to the Trusts unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

   The Investment Manager and Schwab guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.50% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes. For the six months ended June 30, 1998, the total of such fees and expenses reduced by the Investment Manager was $33,446.

                             ---------------------
                                       15
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                             ---------------------



SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)

                                                            NUMBER
COMMON STOCKS--86.5%                                       OF SHARES     VALUE
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.3%
Boeing Co. .........................................         6,096    $  271,653
General Dynamics Corp. .............................         1,000        46,500
Lockheed Martin Corp. ..............................         1,200       127,050
Northrop Grumman Corp. .............................           500        51,562
Raytheon Co. Class B ...............................         2,100       124,162
Textron, Inc. ......................................         1,000        71,687
United Technologies Corp. ..........................         1,300       120,250
                                                                      ----------
                                                                         812,864
                                                                      ----------
AIR TRANSPORTATION--0.5%
AMR Corp.(DAGGER) ..................................         1,200        99,900
Delta Air Lines, Inc. ..............................           600        77,550
FDX Corp.(DAGGER) ..................................           960        60,240
Southwest Airlines Co. .............................         1,450        42,956
U.S. Airways Group, Inc.(DAGGER) ...................           600        47,550
                                                                      ----------
                                                                         328,196
                                                                      ----------
ALCOHOLIC BEVERAGES--0.4%
Adolph Coors Co. Class B ...........................           100         3,400
Anheuser-Busch Companies, Inc. .....................         2,800       132,125
Brown-Forman Corp. .................................           300        19,275
Seagram Co., Ltd. ..................................         2,100        85,969
                                                                      ----------
                                                                         240,769
                                                                      ----------
APPAREL--0.3%
Fruit of the Loom, Inc., Class A(DAGGER) ...........           300         9,956
Liz Claiborne, Inc. ................................           300        15,675
Nike, Inc. Class B .................................         1,800        87,637
Reebok International, Ltd.(DAGGER) .................           300         8,306
Russell Corp. ......................................           100         3,019
Springs Industries, Inc. ...........................           100         4,612
V.F. Corp. .........................................           800        41,200
                                                                      ----------
                                                                         170,405
                                                                      ----------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--2.0%
BF Goodrich Co. ....................................           500        24,812
Chrysler Corp. .....................................         3,900       219,862
Cooper Tire & Rubber Co. ...........................           400         8,250
Cummins Engine Co., Inc. ...........................           200        10,250
Dana Corp. .........................................           700        37,450
Eaton Corp. ........................................           600        46,650
Echlin, Inc. .......................................           300        14,719
Fleetwood Enterprises, Inc. ........................           100         4,000
Ford Motor Co. .....................................         7,600       448,400
General Motors Corp. ...............................         4,200       280,612
Genuine Parts Co. ..................................           900        31,106
Goodyear Tire & Rubber Co. .........................         1,000        64,437

                             ---------------------
                                       16
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                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                             NUMBER
COMMON STOCKS (CONTINUED)                                   OF SHARES    VALUE
--------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLE (CONTINUED)
Navistar International Corp.(DAGGER) ...............           400    $   11,550
Paccar, Inc. .......................................           400        20,900
TRW, Inc. ..........................................           800        43,700
                                                                      ----------
                                                                       1,266,698
                                                                      ----------
BANKS--7.9%
Banc One Corp. .....................................         4,090       228,273
Bank of New York Co., Inc. .........................         2,200       133,512
BankAmerica Corp. ..................................         4,100       354,394
BankBoston Corp. ...................................         1,800       100,125
Bankers Trust New York Corp. .......................           700        81,244
BB & T Corp. .......................................           900        60,862
Chase Manhattan Corp. ..............................         5,100       385,050
Citicorp ...........................................         2,800       417,900
Comerica, Inc. .....................................         1,350        89,437
Fifth Third Bancorp ................................         1,650       103,950
First Chicago NBD Corp. ............................         1,800       159,525
First Union Corp. ..................................         5,844       340,413
Fleet Financial Group, Inc. ........................         1,700       141,950
Huntington Bancshares Inc. .........................         1,300        43,550
J.P. Morgan & Co., Inc. ............................         1,100       128,837
KeyCorp, Inc. ......................................         2,600        92,625
MBNA Corp. .........................................         2,875        94,875
Mellon Bank Corp. ..................................         1,700       118,362
Merchantile Bancorp, Inc. ..........................           700        35,262
National City Corp. ................................         2,000       142,000
NationsBank Corp. ..................................         5,647       431,995
Northern Trust Corp. ...............................           600        45,750
Norwest Corp. ......................................         4,500       168,187
PNC Bank Corp. .....................................         1,800        96,862
Republic New York Corp. ............................           600        37,762
State Street Corp. .................................         1,200        83,400
Summit Bancorp .....................................         1,300        61,750
SunTrust Banks, Inc. ...............................         1,300       105,706
Synovus Financial Corp. ............................         1,500        35,625
U.S. Bancorp .......................................         4,731       203,433
Wachovia Corp. .....................................         1,200       101,400
Washington Mutual, Inc. ............................         2,240        97,300
Wells Fargo & Co. ..................................           500       184,500
                                                                      ----------
                                                                       4,905,816
                                                                      ----------
BUSINESS MACHINES & SOFTWARE--8.3%
3Com Corp.(DAGGER) .................................         2,200        67,512
Adobe Systems, Inc. ................................           300        12,731
Apple Computer, Inc.(DAGGER) .......................           600        17,212
Autodesk, Inc. .....................................           200         7,725
Bay Networks, Inc.(DAGGER) .........................         1,300        41,925
Cabletron Systems, Inc.(DAGGER) ....................           700         9,406

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
--------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
Ceridian Corp.(DAGGER) ...........................            400     $   23,500
Cisco Systems, Inc.(DAGGER) ......................          6,000        552,375
Compaq Computer Corp. ............................          9,770        277,238
Computer Associates International, Inc. ..........          3,300        183,356
Computer Sciences Corp. ..........................          1,200         76,800
Data General Corp.(DAGGER) .......................            100          1,494
Dell Computer Corp.(DAGGER) ......................          3,900        361,969
EMC Corp.(DAGGER) ................................          3,000        134,437
Gateway 2000, Inc.(DAGGER) .......................            900         45,562
Hewlett-Packard Co. ..............................          6,100        365,237
Honeywell, Inc. ..................................            800         66,850
International Business Machines Corp. ............          5,700        654,431
Microsoft Corp.(DAGGER) ..........................         14,600      1,582,275
Novell, Inc.(DAGGER) .............................          2,000         25,500
Oracle Systems Corp.(DAGGER) .....................          5,650        138,778
Parametric Technology Corp.(DAGGER) ..............          1,700         46,112
Pitney Bowes, Inc. ...............................          1,800         86,625
Seagate Technology, Inc.(DAGGER) .................          1,300         30,956
Silicon Graphics, Inc.(DAGGER) ...................          1,000         12,125
Sun Microsystems, Inc.(DAGGER) ...................          2,200         95,562
Unisys Corp.(DAGGER) .............................          1,400         39,550
Xerox Corp. ......................................          2,000        203,250
                                                                      ----------
                                                                       5,160,493
                                                                      ----------
BUSINESS SERVICES--1.7%
Automatic Data Processing, Inc. ..................          1,700        123,887
H & R Block, Inc. ................................            500         21,062
Browning-Ferris Industries, Inc. .................          1,000         34,750
Cendant Corp.(DAGGER) ............................          5,022        104,834
Deluxe Corp. .....................................            400         14,325
Dun & Bradstreet Corp.(DAGGER) ...................          1,000         36,125
Ecolab, Inc. .....................................            600         18,600
Equifax, Inc. ....................................          1,000         36,312
First Data Corp. .................................          2,800         93,275
IKON Office Solutions ............................            700         10,194
IMS Health Inc.(DAGGER) ..........................          1,100         69,300
Interpublic Group of Companies, Inc. .............            800         48,550
Laidlaw, Inc. ....................................          1,600         19,500
Moore Corp., Ltd. ................................            400          5,300
National Service Industries, Inc. ................            200         10,175
Omnicom Group, Inc. ..............................          1,000         49,875
R.R. Donnelley & Sons Co. ........................          1,000         45,750
Tyco International Ltd. ..........................          3,400        214,200
Waste Management, Inc. ...........................          2,700         94,500
                                                                      ----------
                                                                       1,050,514
                                                                      ----------

                             ---------------------
                                       18
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                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES       VALUE
--------------------------------------------------------------------------------
CHEMICAL--2.0%
Air Products & Chemicals, Inc. .................           1,400      $   56,000
Dow Chemical Co. ...............................           1,300         125,694
E. I. Dupont de Nemours & Co. ..................           6,900         514,912
Eastman Chemical Co. ...........................             400          24,900
Great Lakes Chemical Corp. .....................             300          11,831
Hercules, Inc. .................................             500          20,562
Minnesota Mining & Manufacturing Co. ...........           2,400         197,250
Morton International, Inc. .....................             700          17,500
Nalco Chemical Co. .............................             300          10,537
PPG Industries, Inc. ...........................           1,100          76,519
Praxair, Inc. ..................................           1,000          46,812
Rohm & Haas Co. ................................             500          51,969
Sigma-Aldrich Corp. ............................             500          17,562
Union Carbide Corp. ............................             900          48,037
W. R. Grace & Company(DAGGER) ..................             400           6,825
                                                                      ----------
                                                                       1,226,910
                                                                      ----------
CONSTRUCTION--0.3%
Armstrong World Industries, Inc. ...............             200          13,475
Centex Corp. ...................................             400          15,100
Crane Co. ......................................             200           9,712
Fluor Corp. ....................................             400          20,400
Georgia Pacific Corp. ..........................             600          35,362
Kaufman & Broad Home Corp. .....................             100           3,175
Owens Corning ..................................             200           8,162
Pulte Corp. ....................................             200           5,975
Sherwin-Williams Co. ...........................             900          29,812
The Stanley Works ..............................             400          16,625
                                                                      ----------
                                                                         157,798
                                                                      ----------
CONSUMER-DURABLE--0.3%
Black & Decker Corp. ...........................             500          30,500
Masco Corp. ....................................           1,000          60,500
Maytag Corp. ...................................             500          24,687
Newell Co. .....................................           1,000          49,812
Snap-On, Inc. ..................................             300          10,875
Whirlpool Corp. ................................             400          27,500
                                                                      ----------
                                                                         203,874
                                                                      ----------
CONSUMER-NON-DURABLE--1.0%
American Greetings Corp. Class A ...............             500          25,469
Corning, Inc. ..................................           1,500          52,125
Darden Restaurants, Inc. .......................             700          11,112
Harcourt General, Inc. .........................             500          29,750
Hasbro, Inc. ...................................             650          25,553
Jostens, Inc. ..................................             200           4,825

                             ---------------------
                                       19
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                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER-NON-DURABLE (CONTINUED)
Mattel, Inc. .....................................          1,700     $   71,931
McDonald's Corp. .................................          4,300        296,700
Rubbermaid, Inc. .................................          1,000         33,187
Tricon Global Restaurants, Inc.(DAGGER) ..........          1,000         31,687
Wendy's International, Inc. ......................            600         14,100
                                                                      ----------
                                                                         596,439
                                                                      ----------
CONTAINERS--0.2%
Ball Corp. .......................................            100          4,019
Bemis Co., Inc. ..................................            200          8,175
Crown Cork & Seal Co., Inc. ......................            800         38,000
Owens-Illinois, Inc.(DAGGER) .....................          1,000         44,750
Sealed Air Corp.(DAGGER) .........................            514         18,889
Stone Container Corp.(DAGGER) ....................            500          7,812
                                                                      ----------
                                                                         121,645
                                                                      ----------
ELECTRONICS--4.1%
Advanced Micro Devices Inc.(DAGGER) ..............            700         11,944
Applied Materials, Inc.(DAGGER) ..................          2,200         64,900
Ascend Communications, Inc.(DAGGER) ..............          1,100         54,519
DSC Communication Corp.(DAGGER) ..................            800         24,000
EG & G, Inc. .....................................            200          6,000
Emerson Electric Co. .............................          2,700        163,012
General Instrument Corp.(DAGGER) .................            700         19,031
General Signal Corp. .............................            200          7,200
Harris Corp. .....................................            400         17,875
Intel Corp. ......................................         10,100        748,662
KLA-Tencor Corp.(DAGGER) .........................            400         11,075
LSI Logic Corp.(DAGGER) ..........................            700         16,144
Lucent Technologies, Inc. ........................          7,800        648,862
Micron Technology, Inc.(DAGGER) ..................          1,100         27,294
Motorola, Inc. ...................................          3,600        189,225
National Semiconductor Corp.(DAGGER) .............            800         10,550
Northern Telecom Ltd. ............................          3,000        170,250
Perkin Elmer Corp. ...............................            200         12,437
Rockwell International Corp. .....................          1,100         52,869
Scientific-Atlanta, Inc. .........................            400         10,150
Tektronix, Inc. ..................................            250          8,844
Tellabs, Inc.(DAGGER) ............................          1,100         78,787
Texas Instruments, Inc. ..........................          2,400        139,950
Thermo Electron Corp.(DAGGER) ....................          1,000         34,187
Thomas & Betts Corp. .............................            400         19,700
                                                                      ----------
                                                                       2,547,467
                                                                      ----------

                             ---------------------
                                       20
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                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
ENERGY-RAW MATERIALS--1.0%
Anadarko Petroleum Corp. .......................             300      $   20,156
Apache Corp. ...................................             500          15,750
Baker Hughes, Inc. .............................           1,000          34,562
Burlington Resources, Inc. .....................           1,052          45,302
Dresser Industries, Inc. .......................             900          39,656
Eastern Enterprises ............................             100           4,287
Halliburton Co. ................................           1,600          71,300
Helmerich & Payne, Inc. ........................             200           4,450
Occidental Petroleum Corp. .....................           2,300          62,100
ONEOK, Inc. ....................................             100           3,987
Rowan Companies, Inc.(DAGGER) ..................             400           7,775
Schlumberger Ltd. ..............................           3,200         218,600
Sempra Energy(DAGGER) ..........................           1,401          38,892
Union Pacific Resources Group ..................           1,300          22,831
Western Atlas, Inc.(DAGGER) ....................             400          33,950
                                                                      ----------
                                                                         623,598
                                                                      ----------
FOOD & AGRICULTURE--5.4%
Archer Daniels Midland Co. .....................           3,390          65,681
Bestfoods, Inc. ................................           1,800         104,512
Campbell Soup Co. ..............................           2,600         138,125
Coca-Cola Co. ..................................          14,700       1,256,850
ConAgra, Inc. ..................................           2,800          88,725
General Mills, Inc. ............................           1,000          68,375
H.J. Heinz Co. .................................           2,100         117,862
Hershey Foods Corp. ............................             900          62,100
Kellogg Co. ....................................           2,600          97,662
Monsanto Co. ...................................           3,500         195,562
PepsiCo, Inc. ..................................           8,800         362,450
Pioneer-Hi-Bred International, Inc. ............           1,500          62,062
Quaker Oats Co. ................................             900          49,444
Ralston Purina Group ...........................             700          81,769
Sara Lee Corp. .................................           2,700         151,031
SYSCO Corp. ....................................           1,800          46,125
Unilever NV ....................................           3,800         299,962
Wm. Wrigley Jr. Co. ............................             800          78,400
                                                                      ----------
                                                                       3,326,697
                                                                      ----------
GOLD--0.2%
Barrick Gold Corp. .............................           2,000          38,375
Battle Mountain Gold Co. .......................           1,000           5,937
Homestake Mining Co. ...........................           1,800          18,675
Newmont Mining Corp. ...........................             886          20,932
Placer Dome, Inc. ..............................           1,800          21,150
                                                                      ----------
                                                                         105,069
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
HEALTHCARE / DRUG & MEDICINE--10.4%
Abbott Laboratories ..............................          9,200     $  376,050
Allergan, Inc. ...................................            300         13,913
ALZA Corp.(DAGGER) ...............................            400         17,300
American Home Products Corp. .....................          7,700        398,475
Amgen, Inc.(DAGGER) ..............................          1,600        104,600
Bausch & Lomb, Inc. ..............................            400         20,050
Baxter International, Inc. .......................          1,700         91,481
Becton, Dickinson & Co. ..........................            800         62,100
Biomet, Inc.(DAGGER) .............................            500         16,531
Boston Scientific Corp.(DAGGER) ..................          1,200         85,950
Bristol-Meyers Squibb Co. ........................          6,000        689,625
C.R. Bard, Inc. ..................................            200          7,613
Cardinal Health, Inc. ............................            700         65,625
Columbia / HCA Healthcare Corp. ..................          3,700        107,763
Guidant Corp. ....................................            900         64,181
HBO & Co. ........................................          2,600         91,650
Healthsouth Corp.(DAGGER) ........................          2,400         64,050
Humana, Inc.(DAGGER) .............................            800         24,950
Johnson & Johnson ................................          8,000        590,000
Eli Lilly & Co. ..................................          6,500        429,406
Mallinckrodt, Inc. ...............................            300          8,906
Manor Care, Inc. .................................            300         11,531
Medtronic, Inc. ..................................          2,700        172,125
Merck & Co., Inc. ................................          7,200        963,000
Pfizer, Inc. .....................................          7,800        847,763
Pharmacia & Upjohn, Inc. .........................          3,200        147,600
Schering-Plough Corp. ............................          4,300        393,988
Service Corp. International ......................          1,600         68,600
Shared Medical Systems Corp. .....................            100          7,344
St. Jude Medical, Inc.(DAGGER) ...................            400         14,725
Tenet Healthcare Corp.(DAGGER) ...................          1,900         59,375
US Surgical Corp. ................................            400         18,250
United Healthcare Corp. ..........................          1,200         76,200
Warner Lambert Co. ...............................          4,800        333,000
                                                                      ----------
                                                                       6,443,720
                                                                      ----------
HOUSEHOLD PRODUCTS--2.3%
Alberto-Culver Co. Class B .......................            200          5,800
Avon Products, Inc. ..............................            900         69,750
Clorox Co. .......................................            700         66,763
Colgate-Palmolive Co. ............................          1,800        158,400
Gillette Co. .....................................          6,800        385,475
International Flavors & Fragrances, Inc. .........            800         34,750
Procter & Gamble Co. .............................          8,000        728,500
Tupperware Corp. .................................            200          5,625
                                                                      ----------
                                                                       1,455,063
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                             NUMBER
COMMON STOCKS (CONTINUED)                                   OF SHARES    VALUE
--------------------------------------------------------------------------------
INSURANCE--3.6%
Aetna, Inc. ............................................         900  $   68,513
Allstate Corp. .........................................       2,500     228,906
American General Corp. .................................       1,510     107,493
American International Group, Inc. .....................       4,150     605,900
Aon Corp. ..............................................       1,100      77,275
Chubb Corp. ............................................       1,200      96,450
CIGNA Corp. ............................................       1,200      82,800
Cincinnati Financial Corp. .............................         900      34,538
Conseco, Inc. ..........................................       1,000      46,750
General Re Corp. .......................................         600     152,100
Hartford Financial Services Group, Inc. ................         800      91,500
Jefferson-Pilot Corp. ..................................         900      52,144
Lincoln National Corp. .................................         700      63,963
Marsh & McLennan Companies, Inc. .......................       1,500      90,656
MBIA, Inc. .............................................         500      37,438
MGIC Investment Corp. ..................................         600      34,238
Progressive Corp. of Ohio ..............................         400      56,400
SAFECO Corp. ...........................................         700      31,806
St. Paul Companies, Inc. ...............................       1,538      64,692
SunAmerica, Inc. .......................................       1,200      68,925
Torchmark Corp. ........................................         700      32,025
Transamerica Corp. .....................................         500      57,563
UNUM Corp. .............................................         900      49,950
                                                                      ----------
                                                                       2,232,025
                                                                      ----------
MEDIA--2.3%
CBS Corp. ..............................................       4,400     139,700
Clear Channel Communications, Inc.(DAGGER) .............         700      76,388
Comcast Corp. Class A ..................................       2,300      93,366
Dow Jones & Co., Inc. ..................................         500      27,875
Gannett Co., Inc. ......................................       1,800     127,913
King World Productions, Inc.(DAGGER) ...................         300       7,650
Knight-Ridder, Inc. ....................................         400      22,025
McGraw-Hill Companies, Inc. ............................         700      57,094
Mediaone Group(DAGGER) .................................       3,600     158,175
Meredith Corp. .........................................         200       9,388
New York Times Co. Class A .............................         500      39,625
Telecommunications, Inc. Series A  (TCI Group)(DAGGER) .       3,000     115,313
Time Warner, Inc. ......................................       3,600     307,575
Times Mirror Co. Series A ..............................         600      37,725
Tribune Co. ............................................         800      55,050
Viacom, Inc. Class B(DAGGER) ...........................       2,100     122,325
                                                                      ----------
                                                                       1,397,187
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                            NUMBER
COMMON STOCKS (CONTINUED)                                  OF SHARES     VALUE
--------------------------------------------------------------------------------
MISCELLANEOUS FINANCE--4.2%
American Express Co. ...............................         2,700    $  307,800
Associates First Capital Corp. .....................         2,129       163,667
Bear Stearns Companies, Inc.(DAGGER) ...............         1,200        68,250
Beneficial Corp. ...................................           300        45,956
Capital One Financial Corp. ........................           400        49,675
Charles Schwab Corp. ...............................         1,400        45,500
Countrywide Credit Industries, Inc. ................           700        35,525
Fannie Mae .........................................         6,100       370,575
Federal Home Loan Mortgage Corp. ...................         3,900       183,544
Franklin Resources, Inc.(DAGGER) ...................         1,400        75,600
Golden West Financial Corp. ........................           300        31,894
Green Tree Financial Corp. .........................           700        29,969
H.F. Ahmanson & Company ............................           700        49,700
Household International, Inc. ......................         2,100       104,475
Lehman Brothers Holdings, Inc. .....................           700        54,294
Merrill Lynch & Co., Inc. ..........................         2,100       193,725
Morgan Stanley, Dean Witter, Discover & Co. ........         3,525       322,097
Providian Financial Corp. ..........................           500        39,281
SLM Holding Corp.(DAGGER) ..........................         1,000        49,000
Travelers Group, Inc. ..............................         6,727       407,824
                                                                      ----------
                                                                       2,628,351
                                                                      ----------
NON-FERROUS METALS--0.3%
Alcan Aluminum, Ltd. ...............................         1,200        33,150
Aluminum Company of America ........................         1,100        72,531
Asarco, Inc. .......................................           100         2,225
Cyprus Amax Minerals Co. ...........................           500         6,625
Engelhard Corp. ....................................           700        14,175
Freeport-McMoran Copper & Gold, Inc. Class B .......           800        12,150
Inco, Ltd. .........................................           800        10,900
Phelps Dodge Corp. .................................           300        17,156
Reynolds Metals Co. ................................           500        27,969
                                                                      ----------
                                                                         196,881
                                                                      ----------
OIL-DOMESTIC--0.7%
Amerada Hess Corp. .................................           800        43,450
Ashland, Inc. ......................................           400        20,650
Atlantic Richfield Co. .............................         1,900       148,438
Kerr-McGee Corp. ...................................           200        11,575
Oryx Energy Co.(DAGGER) ............................           500        11,063
Pennzoil Co. .......................................           200        10,125
Phillips Petroleum Co. .............................         1,600        77,100
Sun, Inc. ..........................................           800        31,050
Unocal Corp. .......................................         1,400        50,050
USX-Marathon Group .................................         1,800        61,763
                                                                      ----------
                                                                         465,264
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
OIL-INTERNATIONAL--4.6%
Amoco Corp. ....................................           5,600      $  233,100
Chevron Corp. ..................................           3,900         323,944
Exxon Corp. ....................................          14,500       1,034,031
Mobil Corp. ....................................           4,600         352,475
Royal Dutch Petroleum Co. -
   Sponsored ADR** .............................          12,600         690,638
Texaco, Inc. ...................................           3,315         197,864
                                                                      ----------
                                                                       2,832,052
                                                                      ----------
OPTICAL & PHOTO--0.3%
Eastman Kodak Co. ..............................           2,100         153,431
Polaroid Corp. .................................             200           7,113
                                                                      ----------
                                                                         160,544
                                                                      ----------
PAPER & FOREST PRODUCTS--0.8%
Boise Cascade Corp. ............................             300           9,825
Champion International Corp. ...................             500          24,594
Fort James Corp. ...............................           1,400          62,300
International Paper Co. ........................           1,900          81,700
Kimberly-Clark Corp. ...........................           3,300         151,388
Louisiana-Pacific Corp. ........................             500           9,125
Mead Corp. .....................................             500          15,875
Potlatch Corp. .................................             100           4,200
Temple Inland, Inc. ............................             300          16,163
Union Camp Corp. ...............................             300          14,888
Westvaco Corp. .................................             500          14,125
Weyerhaeuser Co. ...............................           1,400          64,663
Willamette Industries, Inc. ....................             500          16,000
                                                                      ----------
                                                                         484,846
                                                                      ----------
PRODUCER GOODS & MANUFACTURING--4.3%
Aeroquip-Vickers,  Inc. ........................             100           5,838
Allied Signal, Inc. ............................           3,400         150,875
Avery Dennison Corp. ...........................             800          43,000
Briggs & Stratton Corp. ........................             100           3,744
Case Corp. .....................................             400          19,300
Caterpillar, Inc. ..............................           2,200         116,325
Cincinnati Milacron, Inc. ......................             100           2,431
Cooper Industries, Inc. ........................             800          43,950
Deere & Co. ....................................           1,700          89,888
Dover Corp. ....................................           1,400          47,950
FMC Corp.(DAGGER) ..............................             300          20,456
Foster Wheeler Corp. ...........................             100           2,144
General Electric Co. ...........................          19,500       1,774,500
Grainger (W.W.), Inc. ..........................             600          29,888
Harnischfeger Industries, Inc. .................             200           5,663
Illinois Tool Works, Inc. ......................           1,500         100,031

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                            NUMBER
COMMON STOCKS (CONTINUED)                                  OF SHARES     VALUE
--------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING (CONTINUED)
Ingersoll Rand Co. .................................         1,200    $   52,875
ITT Industries, Inc. ...............................           700        26,163
Johnson Controls, Inc. .............................           400        22,875
McDermott International, Inc. ......................           300        10,331
Millipore Corp. ....................................           200         5,450
Nacco Industries, Inc. .............................           100        12,925
Pall Corp. .........................................           600        12,300
Parker Hannifin Corp. ..............................           550        20,969
Raychem Corp. ......................................           400        11,825
Tenneco, Inc. ......................................           900        34,256
Timken Co. .........................................           300         9,244
                                                                      ----------
                                                                       2,675,196
                                                                      ----------
RAILROAD & SHIPPING--0.5%
Burlington Northern Santa Fe Corp. .................         1,000        98,188
CSX Corp. ..........................................         1,300        59,150
Norfolk Southern Corp. .............................         2,200        65,588
Union Pacific Corp. ................................         1,500        66,188
                                                                      ----------
                                                                         289,114
                                                                      ----------
RETAIL--4.8%
Albertson's, Inc. ..................................         1,500        77,719
American Stores Co. ................................         1,400        33,863
AutoZone, Inc.(DAGGER) .............................           800        25,550
Circuit City Stores, Inc. ..........................           500        23,438
Consolidated Stores Corp.(DAGGER) ..................           500        18,125
CVS Corp. ..........................................         2,200        85,663
Dayton Hudson Corp. ................................         2,600       126,100
Dillards, Inc. Class A .............................           500        20,719
Federated Department Stores, Inc.(DAGGER) ..........         1,300        69,956
Gap, Inc. ..........................................         2,350       144,819
Giant Food, Inc. Class A ...........................           300        12,919
Great Atlantic & Pacific Tea Co., Inc. .............           100         3,306
Home Depot, Inc. ...................................         4,300       357,169
J.C. Penney Co., Inc. ..............................         1,500       108,469
Kmart Corp.(DAGGER) ................................         3,100        59,675
Kroger Company(DAGGER) .............................         1,500        64,313
Limited, Inc. ......................................         1,400        46,375
Longs Drug Stores, Inc. ............................           100         2,888
Lowe's Companies, Inc. .............................         2,400        97,350
May Department Stores Co. ..........................         1,500        98,250
Mercantile Stores Co., Inc. ........................           300        23,681
Nordstrom, Inc. ....................................           400        30,900
Pep Boys-Manny, Moe & Jack .........................           200         3,788
Price/Costco, Inc.(DAGGER) .........................         1,400        88,288
Rite Aid Corp. .....................................         1,900        71,369

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
RETAIL (CONTINUED)
Sears, Roebuck & Co. ...........................           2,400      $  146,550
SUPERVALU, Inc. ................................             300          13,313
Tandy Corp. ....................................             500          26,531
TJX Companies, Inc. ............................           2,200          53,075
Toys "R" Us, Inc.(DAGGER) ......................           1,500          35,344
Venator Group Inc.(DAGGER) .....................             700          13,388
Wal-Mart Stores, Inc. ..........................          13,400         814,050
Walgreen Co. ...................................           3,100         128,069
Winn Dixie Stores, Inc. ........................             800          40,950
                                                                      ----------
                                                                       2,965,962
                                                                      ----------
STEEL--0.1%
Allegheny Teledyne, Inc. .......................           1,300          29,738
Armco, Inc.(DAGGER) ............................             100             638
Bethlehem Steel Corp.(DAGGER) ..................             600           7,463
Nucor Corp. ....................................             400          18,400
USX-U.S. Steel Group, Inc. .....................             400          13,200
Worthington Industries, Inc. ...................             500           7,531
                                                                      ----------
                                                                          76,970
                                                                      ----------
TELEPHONE--5.9%
AirTouch Communications, Inc.(DAGGER) ..........           3,400         198,688
Alltel Corp. ...................................           1,100          51,150
Ameritech Corp. ................................           6,500         291,688
AMP, Inc. ......................................           1,300          44,688
Andrew Corp.(DAGGER) ...........................             350           6,322
AT&T Corp. .....................................           9,900         565,538
Bell Atlantic Corp. ............................           9,304         424,495
BellSouth Corp. ................................           5,800         389,325
Frontier Corp. .................................           1,100          34,650
GTE Corp. ......................................           6,000         333,750
MCI Communications Corp. .......................           4,300         249,938
Nextel Communications, Inc.(DAGGER) ............           1,400          34,825
SBC Communications, Inc. .......................          10,776         431,040
Sprint Corp. ...................................           2,500         176,250
US West Inc. (Media Group) .....................           2,998         140,906
WorldCom, Inc.(DAGGER) .........................           6,000         290,625
                                                                      ----------
                                                                       3,663,878
                                                                      ----------
TOBACCO--1.1%
Fortune Brands, Inc. ...........................           1,000          38,438
Loew's Corp. ...................................             800          69,700
Philip Morris Companies, Inc. ..................          14,400         567,000
UST, Inc. ......................................             900          24,300
                                                                      ----------
                                                                         699,438
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                            NUMBER
COMMON STOCKS (CONTINUED)                                  OF SHARES      VALUE
--------------------------------------------------------------------------------
TRAVEL & RECREATION--0.9%
Brunswick Corp. ....................................           500      $ 12,375
Harrah's Entertainment, Inc.(DAGGER) ...............           500        11,625
Hilton Hotels Corp. ................................         1,500        42,750
Marriott International, Inc. Class A ...............         1,600        51,800
Mirage Resorts, Inc.(DAGGER) .......................           900        19,181
Walt Disney Co. ....................................         4,000       420,250
                                                                        --------
                                                                         557,981
                                                                        --------
TRUCKING & FREIGHT--0.0%
Ryder Systems, Inc. ................................           400        12,625
                                                                        --------
UTILITIES - ELECTRIC & GAS--2.5%
Ameren Corp. .......................................           700        27,825
American Electric Power Co., Inc. ..................         1,000        45,375
Baltimore Gas & Electric Co. .......................           700        21,744
Carolina Power & Light Co. .........................           900        39,038
Central & South West Corp. .........................         1,100        29,563
Cinergy Corp. ......................................           800        28,000
Coastal Corp. ......................................           700        48,869
Columbia Gas System, Inc. ..........................           600        33,375
Consolidated Edison, Inc. ..........................         1,500        69,094
Consolidated Natural Gas Co. .......................           500        29,438
Dominion Resources, Inc. ...........................         1,200        48,900
DTE Energy Co. .....................................           900        36,338
Duke Power Co. .....................................         2,217       131,357
Edison International ...............................         2,000        59,125
Enron Corp. ........................................         1,900       102,719
Entergy Corp. ......................................         1,300        37,375
First Energy Corp. .................................         1,200        36,900
FPL Group, Inc. ....................................         1,100        69,300
GPU, Inc. ..........................................           600        22,688
Houston Industries, Inc. ...........................         1,650        50,944
Niagara Mohawk Power Corp.(DAGGER) .................           700        10,456
NICOR, Inc. ........................................           200         8,025
Northern States Power Co. ..........................           800        22,900
PacifiCorp .........................................         1,500        33,938
PECO Energy Co. ....................................         1,400        40,863
Peoples Energy Corp. ...............................           100         3,863
PG & E Corp. .......................................         2,300        72,594
PP&L Resources, Inc. ...............................         1,500        34,031
Public Service Enterprise Group, Inc. ..............         1,400        48,213
Sonat, Inc. ........................................           500        19,313
Southern Co. .......................................         4,000       110,750

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS (CONTINUED)
Texas Utilities Co. ............................           1,322    $    55,028
Unicom Corp. ...................................           1,300         45,581
Williams Companies, Inc. .......................           3,100        104,625
                                                                    -----------
                                                                      1,578,147
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $42,057,343) ..........................                     53,660,496
                                                                    -----------
U.S. TREASURY OBLIGATIONS--0.5%                           PAR
--------------------------------------------------------------------------------
U.S. Treasury Bills (a)
   5.04%, 09/17/98 .............................        $330,000        326,511
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $326,396) .............................                        326,511
                                                                       --------
CASH EQUIVALENTS--10.4%
--------------------------------------------------------------------------------
Temporary Investment Fund, Inc. --
  TempCash Portfolio
   5.21%,* 07/07/98 ............................       3,218,080      3,218,080
Temporary Investment Fund, Inc. --
  TempFund Portfolio
   5.21%,* 07/07/98 ............................       3,218,080      3,218,080
                                                                   ------------
TOTAL CASH EQUIVALENTS
   (Cost $6,436,160) ...........................                      6,436,160
                                                                   ------------
TOTAL INVESTMENTS--97.4%
   (Cost $48,819,899) ..........................                     60,423,167
                                                                   ------------
OTHER ASSETS AND LIABILITIES--2.6%
   Other Assets ................................                      4,426,419
   Liabilities .................................                     (2,796,778)
                                                                   ------------
                                                                      1,629,641
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 62,052,808
                                                                   ============

--------------
Notes To Statement Of Net Assets
(DAGGER) Non-Income Producing Security.
*   Interest rate represents the yield as of the report date.
**  ADR--American Depository Receipt.
(a) This security is being used to collaterize open futures contracts.

See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
   Investments, at value (Cost: $48,819,899) ...............        $60,423,167
   Amounts on deposit with broker ..........................          2,014,108
   Cash ....................................................          2,322,445
   Receivables:
      Dividends ............................................             86,051
      Investments sold .....................................              2,820
   Prepaid expenses ........................................                995
                                                                    -----------
         Total assets ......................................         64,849,586
                                                                    -----------
LIABILITIES:
Payables:
   Investments purchased ...................................            638,618
   Variation margin ........................................          1,648,675
   Fund share redeemed .....................................            438,365
   Investment advisory and administration fees .............              5,824
   Interest ................................................              1,384
Accrued expenses ...........................................             63,912
                                                                    -----------
         Total liabilities .................................          2,796,778
                                                                    -----------
   Net assets applicable to outstanding shares .............        $62,052,808
                                                                    ===========
NET ASSETS consist of:
   Paid-in-capital .........................................        $49,696,867
   Undistributed net investment income .....................            671,831
   Accumulated net realized loss on investments
     and futures sold ......................................            (21,483)
   Net unrealized appreciation on investments ..............         11,705,593
                                                                    -----------
                                                                    $62,052,808
                                                                    ===========
PRICING OF SHARES:
   Outstanding shares, $0.0001 par value
      (unlimited shares authorized) ........................          3,792,565
NET ASSET VALUE, offering and redemption price per share ...        $     16.36

------------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $2,270) ........      $  433,866
   Interest ...................................................           4,924
                                                                     ----------
      Total investment income .................................         438,790
                                                                     ----------
EXPENSES:
   Investment advisory and administration fees ................          87,935
   Custodian and portfolio accounting fees ....................          32,031
   Professional fees ..........................................          12,300
   Shareholder reports ........................................          11,403
   Trustees' fees .............................................           3,801
   Insurance and other expenses ...............................           4,200
                                                                     ----------
                                                                        151,670
Less: expenses reduced (see Note 4) ...........................         (81,429)
                                                                     ----------
      Total expenses incurred by Fund .........................          70,241
                                                                     ----------
NET INVESTMENT INCOME .........................................         368,549
                                                                     ----------
Net realized loss on investments sold .........................        (121,957)
Net realized gain on futures contracts ........................          88,400
Net unrealized appreciation on futures contracts ..............         102,325
Net unrealized appreciation on investments ....................       7,018,287
                                                                     ----------
   Net gain on investments ....................................       7,087,055
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............      $7,455,604
                                                                     ==========

---------------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                  JUNE 30, 1998    DECEMBER 31,
                                                   (UNAUDITED)         1997
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment income .......................    $   368,549     $   302,447
   Net realized gain (loss) on investments sold
       and futures contracts ...................        (33,557)         12,062
   Net unrealized appreciation on investments
       and futures contracts ...................      7,120,612       4,346,897
                                                    -----------     -----------
   Increase in net assets resulting
      from operations ..........................      7,455,604       4,661,406
                                                    -----------     -----------
   Dividends to shareholders from net
      investment income ........................           --           (19,075)
                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...................     24,085,840      28,905,606
   Net asset value of shares issued in
       reinvestment of dividends ...............           --            19,075
   Less payments for shares redeemed ...........     (6,544,779)     (2,434,293)
                                                    -----------     -----------
   Increase in net assets from capital
       share transactions ......................     17,541,061      26,490,388
                                                    -----------     -----------
   Total increase in net assets ................     24,996,665      31,132,719

NET ASSETS:
   Beginning of period .........................     37,056,143       5,923,424
                                                    -----------     -----------
   End of period (including undistributed
      net investment income of $671,831
      and $302,415, respectively) ..............    $62,052,808     $37,056,143
                                                    ===========     ===========

NUMBER OF FUND SHARES:
   Sold ........................................      1,567,455       2,282,017
   Reinvested ..................................           --             1,418
   Redeemed ....................................       (433,047)       (187,925)
                                                    -----------     -----------
   Net increase in shares outstanding ..........      1,134,408       2,095,510
                                                    ===========     ===========

SHARES OUTSTANDING:
   Beginning of period .........................      2,658,157         562,647
                                                    -----------     -----------
   End of period ...............................      3,792,565       2,658,157
                                                    ===========     ===========

------------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             INCOME FROM
                                         INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                              -------------------------------------------     ----------------------------

                                                  NET
                 NET ASSET                    REALIZED &          TOTAL        DIVIDENDS
   PERIOD        VALUE AT         NET         UNREALIZED          FROM         FROM NET
    ENDED        BEGINNING    INVESTMENT        GAIN ON        INVESTMENT     INVESTMENT         TOTAL
DECEMBER 31,     OF PERIOD      INCOME        INVESTMENTS      OPERATIONS       INCOME       DISTRIBUTIONS
------------     ---------    ----------      -----------      ----------     ----------     -------------
   1998**          $13.94        $0.07           $2.35            $2.42         $   --          $   --
   1997            $10.53        $0.09           $3.33            $3.42         $(0.01)         $(0.01)
   1996***         $10.00        $0.03           $0.50            $0.53         $   --          $   --

(DAGGER)The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

   PERIOD                       RATIO OF NET
    ENDED         RATIO OF       INVESTMENT
DECEMBER 31,      EXPENSES         INCOME
------------      --------      ------------
   1998**          0.62%*          1.18%*
   1997            0.93%           0.92%
   1996***         3.11%*         (0.62%)*

    * Annualized.
   ** For the six months ended June 30, 1998 (Unaudited).
  *** For the period from November 1, 1996 (commencement of operations) to December 31, 1996.

------------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

                                                               RATIOS/SUPPLEMENTAL DATA
                                -----------------------------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                                          RATIO OF           INVESTMENT
                  NET ASSET           TOTAL                               EXPENSES             INCOME          PORTFOLIO
   PERIOD         VALUE AT           RETURN                              TO AVERAGE          TO AVERAGE        TURNOVER
    ENDED          END OF       (NOT ANNUALIZED)     NET ASSETS      NET ASSETS(DAGGER)  NET ASSETS(DAGGER)      RATE
DECEMBER 31,       PERIOD              (%)          END OF PERIOD            (%)                 (%)              (%)
------------     ----------     ----------------    -------------    ------------------  ------------------    ----------
   1998**          $16.36             17.36           $62,052,808            0.29*                1.51*              7
   1997            $13.94             32.46           $37,056,143            0.29                 1.56               4
   1996***         $10.53              5.30           $ 5,923,424            0.33*                2.16*             --

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

1. DESCRIPTION OF THE FUND

   The Schwab S&P 500 Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

   The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in securities traded on an exchange are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's Investment Manager pursuant to guidelines adopted in good faith by the Board of Trustees. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income (including accretion of discount) is accrued on a daily basis.

   FUTURES CONTRACTS -- The Schwab S&P 500 Portfolio may invest in financial futures contracts. The Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

   The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or risk inherent in the management of the Fund and not for trading purposes. The use of futures contacts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities, or (3) an inaccurate prediction by the Investment Manager of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Operations at any given time.

   As of June 30, 1998, the Schwab S&P 500 Portfolio had the following open S&P 500 Index futures contracts:

         Number of                                               Unrealized
         Contacts        Contract Value       Expiration        Appreciation
        ----------       --------------       ----------        ------------
            31             $8,858,250           9/30/98           $102,325

   The aggregate value of cash and eligible securities pledged to cover margin requirements for open futures positions at June 30, 1998 was $501,219.

   EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

                             ---------------------

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

   FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

   At June 30, 1998, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $11,705,593, of which $ 12,424,214 related to appreciated securities and $718,621 related to depreciated securities.

   RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $867 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3. TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion and 0.31% of such assets in excess of $2 billion. The Investment Manager has reduced its fee for the six months ended June 30, 1998 (see Note 4).

   OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. For the six months ended June 30, 1998, the Fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. For the six months ended June 30, 1998, the Fund incurred fees of $3,801 related to its unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

   The Investment Manager and Schwab guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.29% of the Fund's average daily net assets, after reductions. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

   For the six months ended June 30, 1998, the total of such fees and expenses reduced by the Investment Manager was $81,429.

5. BORROWING AGREEMENT

   The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. The average daily loan balance for the six months ended June 30, 1998 was $62,560 at a weighted average interest rate of 5.87%. The maximum loan outstanding during the period was $1,733,589 and as of June 30, 1998, there were no outstanding borrowings.

6. INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities, other than short-term obligations, aggregated $13,220,169 and $2,989,589, respectively, for the six months ended June 30, 1998.

   Included in the aforementioned purchases of common stock are purchases of Charles Schwab Corp., an affiliated issuer, with a current value as of June 30, 1998, of $45,500.

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)

                                                            NUMBER
COMMON STOCKS--40.2%                                       OF SHARES     VALUE
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.8%
Boeing Co. .......................................            438      $  19,518
General Dynamics Corp. ...........................            200          9,300
Lockheed Martin Corp. ............................            200         21,175
Northrop Grumman Corp., Class B ..................             61          6,291
Raytheon Company, Class B ........................            200         11,825
Textron, Inc. ....................................            100          7,169
TRW, Inc. ........................................            100          5,462
United Technologies Corp. ........................            200         18,500
                                                                       ---------
                                                                          99,240
                                                                       ---------
AIR TRANSPORTATION--0.4%
AMR Corp.(DAGGER) ................................            200         16,650
Delta Airlines, Inc. .............................            100         12,925
FDX Corp.(DAGGER) ................................            500         31,375
                                                                       ---------
                                                                          60,950
                                                                       ---------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co., Class B ........................            200          6,800
Anheuser-Busch Companies, Inc. ...................            200          9,437
Seagram Co., Ltd. ................................            200          8,187
                                                                       ---------
                                                                          24,424
                                                                       ---------
APPAREL--0.3%
NIKE, Inc., Class B ..............................            100          4,869
Springs Industries, Inc. .........................            600         27,675
V.F. Corp. .......................................            200         10,300
                                                                       ---------
                                                                          42,844
                                                                       ---------
AUTOMOTIVE PRODUCTS--0.9%
Chrysler Corp. ...................................            300         16,913
Cummins Engine Co., Inc. .........................            100          5,125
Eaton Corp. ......................................            100          7,775
Ford Motor Co. ...................................            500         29,500
General Motors Corp. .............................            400         26,725
Goodyear Tire & Rubber Co. .......................            100          6,444
Navistar International Corp.(DAGGER) .............            900         25,988
                                                                       ---------
                                                                         118,470
                                                                       ---------

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES      VALUE
--------------------------------------------------------------------------------
BANKS--4.2%
Banc One Corp. .................................             348       $  19,423
Bank of New York Co., Inc. .....................             200          12,137
BankAmerica Corp. ..............................             400          34,575
BankBoston Corp. ...............................             200          11,125
Bankers Trust New York Corp. ...................             100          11,606
BB & T Corp. ...................................             213          14,404
Chase Manhattan Corp. ..........................             600          45,300
Citicorp .......................................             300          44,775
Comerica, Inc. .................................             150           9,937
Fifth Third Bancorp ............................             150           9,450
First Chicago NBD Corp. ........................             200          17,725
First Union Corp. ..............................             524          30,523
Fleet Financial Group, Inc. ....................             200          16,700
Huntington Bancshares, Inc. ....................             100           3,350
J.P. Morgan & Co., Inc. ........................             100          11,712
KeyCorp, Inc. ..................................             400          14,250
MBNA Corp. .....................................             150           4,950
Mellon Bank Corp. ..............................             100           6,962
Mercantile Bancorp .............................             100           5,037
National City Corp. ............................             312          22,152
NationsBank Corp. ..............................             567          43,375
Northern Trust Corp. ...........................             100           7,625
Norwest Corp. ..................................             400          14,950
PNC Bank Corp. .................................             200          10,762
Republic New York Corp. ........................             200          12,587
State Street Corp. .............................             100           6,950
Summit Bancorp .................................             100           4,750
SunTrust Banks, Inc. ...........................             200          16,262
Synovus Financial Corp. ........................             150           3,562
U.S. Bancorp ...................................             525          22,575
Wachovia Corp. .................................             100           8,450
Washington Mutual, Inc. ........................             300          13,031
Wells Fargo & Co. ..............................             100          36,900
                                                                       ---------
                                                                         547,872
                                                                       ---------
BUSINESS MACHINES & SOFTWARE--3.8%
3COM Corp.(DAGGER) .............................             100           3,069
Adobe Systems, Inc. ............................             100           4,244
Cisco Systems, Inc.(DAGGER) ....................             600          55,237

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
--------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
Compaq Computer Corp. ..........................             900     $    25,537
Computer Associates International, Inc. ........             300          16,669
Computer Sciences Corp.(DAGGER) ................             200          12,800
Dell Computer Corp.(DAGGER) ....................             400          37,125
EMC Corp./Mass.(DAGGER) ........................             200           8,962
Gateway 2000, Inc.(DAGGER) .....................             100           5,062
Hewlett Packard Co. ............................             600          35,925
Honeywell, Inc. ................................             100           8,356
International Business Machines Corp. ..........             600          68,887
Microsoft Corp.(DAGGER) ........................           1,400         151,725
Novell, Inc.(DAGGER) ...........................             100           1,275
Oracle Systems Corp.(DAGGER) ...................             450          11,053
Parametric Technology Corp(DAGGER) .............             200           5,425
Pitney Bowes, Inc. .............................             200           9,625
Seagate Technology, Inc.(DAGGER) ...............             100           2,381
Sun Microsystems, Inc.(DAGGER) .................             200           8,687
Xerox Corp. ....................................             200          20,325
                                                                     -----------
                                                                         492,369
                                                                     -----------
BUSINESS SERVICES--0.3%
Automatic Data Processing, Inc. ................             100           7,287
Cognizant Corp. ................................             100           6,300
Dun & Bradstreet Corp. .........................             100           3,600
Equifax, Inc. ..................................             100           3,631
First Data Corp. ...............................             200           6,662
Laidlaw, Inc. ..................................             100           1,219
Omnicom Group, Inc. ............................             200           9,975
Waste Management, Inc. .........................             200           7,000
                                                                     -----------
                                                                          45,674
                                                                     -----------
CHEMICAL--0.9%
Air Products & Chemicals, Inc. .................             200           8,000
Dow Chemical Co. ...............................             200          19,337
E.I. du Pont de Nemours & Co. ..................             500          37,312
Eastman Chemical Co. ...........................             100           6,225
Minnesota Mining & Manufacturing Co. ...........             300          24,656
PPG Industries, Inc. ...........................             100           6,956
Rohm & Haas Co. ................................             100          10,394
W.R. Grace & Co.(DAGGER) .......................             100           1,706
                                                                     -----------
                                                                         114,586
                                                                     -----------

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
--------------------------------------------------------------------------------
CONSTRUCTION--0.2%
Armstrong World Industries, Inc. ...............             100      $    6,737
Pulte Corp. ....................................             800          23,900
                                                                      ----------
                                                                          30,637
                                                                      ----------
CONSUMER NON-DURABLE--0.2%
Corning, Inc. ..................................             100           3,475
Mattel, Inc. ...................................             100           4,231
McDonald's Corp. ...............................             300          20,700
Tricon Global Restaurants, Inc.(DAGGER) ........              60           1,901
                                                                      ----------
                                                                          30,307
                                                                      ----------
CONTAINERS--0.1%
Ball Corp. .....................................             200           8,037
Owens-Illinois, Inc.(DAGGER) ...................             100           4,475
Sealed Air Corp.(DAGGER) .......................              53           1,948
Stone Container Corp.(DAGGER) ..................             300           4,687
                                                                      ----------
                                                                          19,147
                                                                      ----------
ELECTRONICS--2.0%
AMP, Inc. ......................................             100           3,438
Applied Materials, Inc.(DAGGER) ................             200           5,900
Ascend Communications Inc.(DAGGER) .............             100           4,956
EG&G, Inc. .....................................             500          15,000
Intel Corp. ....................................           1,100          81,538
KLA-Tencor Corp.(DAGGER) .......................             200           5,538
Lucent Technologies, Inc. ......................             800          66,550
Micron Technology, Inc.(DAGGER) ................             100           2,481
Motorola, Inc. .................................             400          21,025
Perkin Elmer Corp. .............................             100           6,219
Rockwell International Corp. ...................             100           4,806
Tektronix, Inc. ................................             150           5,306
Tellabs Inc.(DAGGER) ...........................             100           7,163
Texas Instruments, Inc. ........................             400          23,325
Thermo Electron Corp.(DAGGER) ..................             100           3,419
                                                                      ----------
                                                                         256,664
                                                                      ----------
ENERGY--RAW MATERIALS--0.5%
Anadarko Petroleum Corp. .......................             100           6,719
Apache Corp. ...................................             100           3,150
Baker Hughes, Inc. .............................             161           5,565
Halliburton Co. ................................             100           4,456
Helmerich & Payne, Inc. ........................             200           4,450

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
ENERGY--RAW MATERIALS (CONTINUED)
Occidental Petroleum Corp. ...................              100       $    2,700
Schlumberger Ltd. ............................              300           20,494
Sempra Energy(DAGGER) ........................              100            2,775
Western Atlas, Inc.(DAGGER) ..................              100            8,488
                                                                      ----------
                                                                          58,797
                                                                      ----------
FOOD & AGRICULTURE--2.4%
Archer-Daniels-Midland Co. ...................              210            4,069
Bestfoods ....................................              200           11,612
Campbell Soup Co. ............................              200           10,625
Coca-Cola Co. ................................            1,400          119,700
ConAgra, Inc. ................................              200            6,337
General Mills, Inc. ..........................              100            6,837
H.J. Heinz Co. ...............................              200           11,225
Hershey Foods Corp. ..........................              100            6,900
Kellogg Co. ..................................              200            7,512
Monsanto Co. .................................              300           16,762
PepsiCo, Inc. ................................              900           37,069
Pioneer Hi-Bred International, Inc. ..........              300           12,412
Ralston Purina Co. ...........................              100           11,681
Sara Lee Corp. ...............................              200           11,187
Unilever NV ..................................              400           31,575
Wm. Wrigley, Jr. Co. .........................              100            9,800
                                                                      ----------
                                                                         315,303
                                                                      ----------
GOLD--0.0%
Barrick Gold Corp. ...........................              100            1,919
Battle Mountain Gold Co.(DAGGER) .............              100              594
                                                                      ----------
                                                                           2,513
                                                                      ----------
HEALTHCARE--4.7%
Abbott Laboratories ..........................            1,000           40,875
American Home Products Corp. .................              800           41,400
Amgen, Inc.(DAGGER) ..........................              100            6,538
Baxter International, Inc. ...................              100            5,381
Boston Scientific Corp.(DAGGER) ..............              107            7,664
Bristol-Myers Squibb Co. .....................              600           68,963
Cardinal Health, Inc. ........................              100            9,375
Columbia/HCA Healthcare Corp. ................              300            8,738
Eli Lilly & Co. ..............................              700           46,244
Guidant Corp. ................................              200           14,263
HBO & Co. ....................................              200            7,050

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                          NUMBER
COMMON STOCKS (CONTINUED)                                OF SHARES      VALUE
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HealthSouth Corp.(DAGGER) ....................              268       $    7,152
Johnson & Johnson ............................              800           59,000
Medtronic, Inc. ..............................              200           12,750
Merck & Co., Inc. ............................              700           93,625
Pfizer, Inc. .................................              800           86,950
Pharmacia & Upjohn, Inc. .....................              200            9,225
Schering-Plough Corp. ........................              400           36,650
Service Corp International ...................              100            4,288
United Healthcare Co. ........................              100            6,350
Warner Lambert Co. ...........................              600           41,625
                                                                      ----------
                                                                         614,106
                                                                      ----------
HOUSEHOLD PRODUCTS--1.2%
Avon Products, Inc. ..........................              100            7,750
Clorox Co. ...................................              100            9,537
Colgate-Palmolive Co. ........................              200           17,600
Gillette Co. .................................              800           45,350
Procter & Gamble Co. .........................              800           72,850
                                                                      ----------
                                                                         153,087
                                                                      ----------
INSURANCE--2.2%
Aetna, Inc. ..................................              100            7,612
Allstate Corp. ...............................              300           27,469
American General Corp. .......................              100            7,119
American International Group, Inc. ...........              400           58,400
Aon Corp. ....................................              100            7,025
Chubb Corp. ..................................              100            8,037
CIGNA Corp. ..................................              300           20,700
Cincinnati Financial Corp. ...................              300           11,512
Conseco, Inc. ................................               32            1,496
General Re Corp. .............................              100           25,350
Hartford Financial Services Group ............              100           11,437
Jefferson-Pilot Corp. ........................              150            8,691
Lincoln National Corp. .......................              100            9,137
Marsh & McLennan Companies, Inc. .............              150            9,066
MBIA Inc. ....................................              200           14,975
MGIC Investment Corp. ........................              200           11,412
Progressive Corp. ............................              100           14,100
St. Paul Companies, Inc. .....................              200            8,412
SunAmerica, Inc. .............................              150            8,616
Transamerica Corp. ...........................              100           11,512
                                                                      ----------
                                                                         282,078
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                            NUMBER
COMMON STOCKS (CONTINUED)                                  OF SHARES     VALUE
--------------------------------------------------------------------------------
INTERNATIONAL--0.2%
CANADA--0.2%
Toronto Dominion Bank Ontario ....................             82     $    3,710
Northern Telecom, Ltd. ...........................            400         22,700
                                                                      ----------
                                                                          26,410
                                                                      ----------
UNITED KINGDOM--0.0%
BTR PLC(DAGGER) ..................................          1,129            650
Smithkline Beecham ...............................              3             37
                                                                      ----------
                                                                             687
                                                                      ----------
                                                                          27,097
                                                                      ----------
MEDIA--0.7%
CBS Corp. ........................................            200          6,350
Clear Channel Communications, Inc.(DAGGER) .......            100         10,912
Gannett Co., Inc. ................................            200         14,212
McGraw-Hill Companies, Inc. ......................            100          8,156
Mediaone Group (DAGGER) ..........................            200          8,787
Telecommunications, Inc., Series A
    (TCI Group)(DAGGER) ..........................            200          7,688
Time Warner, Inc. ................................            200         17,088
Viacom, Inc., Class B(DAGGER) ....................            200         11,650
                                                                      ----------
                                                                          84,843
                                                                      ----------
MISCELLANEOUS FINANCE--1.9%
American Express Co. .............................            300         34,200
Associates First Capital .........................            231         17,758
Beneficial Corp. .................................            100         15,319
Charles Schwab Corp. .............................            150          4,875
Countrywide Credit Industries, Inc. ..............            100          5,075
Fannie Mae .......................................            400         24,300
Franklin Resources, Inc ..........................            100          5,400
Freddie Mac ......................................            200          9,413
Golden West Financial Corp. ......................            100         10,631
Household International, Inc. ....................            300         14,925
Lehman Brothers Holdings, Inc. ...................            100          7,756
Merrill Lynch & Co., Inc. ........................            200         18,450
Morgan Stanley, Dean Witter, Discover & Co. ......            365         33,352
Travelers Group, Inc. ............................            718         43,529
                                                                      ----------
                                                                         244,983
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
--------------------------------------------------------------------------------
NON-FERROUS--0.1%
Aluminum Company of America ....................             100      $    6,594
Phelps Dodge Corp. .............................             100           5,719
Reynolds Metals Co. ............................             100           5,594
                                                                      ----------
                                                                          17,907
                                                                      ----------
OIL--DOMESTIC--0.3%
Amerada Hess Corp. .............................             100           5,431
Atlantic Richfield Co. .........................             200          15,625
Kerr-McGee Corp. ...............................             100           5,788
Pennzoil Co. ...................................             100           5,063
Phillips Petroleum Co. .........................             100           4,819
Unocal Corp. ...................................             100           3,575
USX-Marathon Group .............................             100           3,431
                                                                      ----------
                                                                          43,732
                                                                      ----------
OIL--INTERNATIONAL--2.1%
Amoco Corp. ....................................             600          24,975
Chevron Corp. ..................................             400          33,225
Exxon Corp. ....................................           1,500         106,969
Mobil Corp. ....................................             500          38,313
Royal Dutch Petroleum Co.-Sponsored ADR ........           1,200          65,775
Texaco, Inc. ...................................             200          11,938
                                                                      ----------
                                                                         281,195
                                                                      ----------
OPTICAL & PHOTO--0.1%
Eastman Kodak Co. ..............................             200          14,613
                                                                      ----------
PAPER--0.3%
Fort James Corp. ...............................             100           4,450
Georgia-Pacific Corp. ..........................             100           5,894
International Paper Co. ........................             200           8,600
Kimberly-Clark Corp. ...........................             200           9,175
Mead Corp. .....................................             200           6,350
Temple Inland, Inc. ............................             100           5,388
Weyerhaeuser Co. ...............................             100           4,619
                                                                      ----------
                                                                          44,476
                                                                      ----------
PRODUCER GOODS & MANUFACTURING--3.0%
Allied Signal, Inc. ............................             200           8,875
Case Corp. .....................................             100           4,825

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
--------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING (CONTINUED)
Caterpillar, Inc. ................................            200     $   10,575
Cincinnati Milacron, Inc. ........................            200          4,863
Deere & Co. ......................................            100          5,288
Dover Corp. ......................................            200          6,850
Emerson Electric Co. .............................            200         12,075
FMC Corp.(DAGGER) ................................            100          6,819
General Electric Co. .............................          1,800        163,800
Illinois Tool Works, Inc. ........................            200         13,338
McDermott International, Inc. ....................          1,200         41,325
NACCO Industries, Inc. Class A ...................            600         77,550
Raychem Corp. ....................................            200          5,913
Tyco International Ltd. ..........................            296         18,648
W.W. Grainger, Inc. ..............................            200          9,963
                                                                      ----------
                                                                         390,707
                                                                      ----------
RAILROAD--0.2%
Burlington Northern Santa Fe Corp. ...............            100          9,819
CSX Corp. ........................................            100          4,550
Norfolk Southern Corp. ...........................            300          8,944
Union Pacific Corp. ..............................            200          8,825
                                                                      ----------
                                                                          32,138
                                                                      ----------
RETAIL--1.6%
Albertson's, Inc. ................................            100          5,181
Autozone, Inc.(DAGGER) ...........................            100          3,194
Cendant Corp.(DAGGER) ............................            440          9,185
Consolidated Stores Corp.(DAGGER) ................            288         10,440
CVS Corp. ........................................            390         15,186
Dayton-Hudson Corp. ..............................            200          9,700
Federated Department Stores, Inc.(DAGGER) ........            100          5,381
Gap, Inc. ........................................            150          9,244
Home Depot, Inc. .................................            300         24,919
J.C. Penney Co., Inc. ............................            100          7,231
Kmart Corp.(DAGGER) ..............................            100          1,925
Longs Drug Stores, Inc. ..........................            400         11,550
May Department Stores Co. ........................            100          6,550
Sears Roebuck & Co. ..............................            200         12,213
Toys 'R' Us, Inc.(DAGGER) ........................            100          2,356
Wal-Mart Stores, Inc. ............................          1,200         72,900
Walgreen Co. .....................................            200          8,263
                                                                      ----------
                                                                         215,418
                                                                      ----------

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
--------------------------------------------------------------------------------
STEEL--0.4%
Bethlehem Steel Corp.(DAGGER) ....................          1,800     $   22,388
Inland Steel Industries, Inc. ....................          1,000         28,188
                                                                      ----------
                                                                          50,576
                                                                      ----------
TELEPHONE--2.5%
AirTouch Communications, Inc.(DAGGER) ............            200         11,688
Ameritech Corp. ..................................            800         35,900
AT&T Corp. .......................................            900         51,413
Bell Atlantic Corp. ..............................            906         41,336
BellSouth Corp. ..................................            400         26,850
Frontier Corp. ...................................            100          3,150
GTE Corp. ........................................            400         22,250
MCI Communications Corp. .........................            500         29,063
Nextel Communications, Inc. Class A(DAGGER) ......            200          4,975
SBC Communications, Inc. .........................          1,092         43,680
Sprint Corp. .....................................            200         14,100
US West  (New) ...................................            205          9,657
WorldCom, Inc.(DAGGER) ...........................            600         29,063
                                                                      ----------
                                                                         323,125
                                                                      ----------
TOBACCO--0.5%
Fortune Brands, Inc. .............................            100          3,844
Loew's Corp. .....................................            100          8,713
Philip Morris Companies, Inc. ....................          1,400         55,125
                                                                      ----------
                                                                          67,682
                                                                      ----------
TRAVEL & RECREATION--0.4%
Marriott International, Inc. .....................            200          6,475
Mirage Resorts, Inc.(DAGGER) .....................            100          2,131
Walt Disney Co. ..................................            400         42,025
                                                                      ----------
                                                                          50,631
                                                                      ----------
UTILITIES--0.6%
American Electric Power Co., Inc. ................            100          4,538
Coastal Corp. ....................................            100          6,981
Columbia Gas System, Inc. ........................            150          8,344
Duke Power Co. ...................................            100          5,925
Eastern Enterprises ..............................            400         17,150
Edison International .............................            100          2,956
Enron Corp. ......................................            100          5,406

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

                                                           NUMBER
COMMON STOCKS (CONTINUED)                                 OF SHARES    VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
First Energy Corp. ..............................            100    $     3,075
FPL Group, Inc. .................................            100          6,300
PacifiCorp ......................................            100          2,263
Pacific, Gas, & Electric Corp. ..................            100          3,156
Southern Co. ....................................            200          5,538
Texas Utilities Co. .............................            100          4,163
                                                                    -----------
                                                                         75,795
                                                                    -----------
TOTAL COMMON STOCK
   (Cost $3,738,770) ............................                     5,273,986
                                                                    -----------
MUTUAL FUNDS--59.2%
--------------------------------------------------------------------------------
Schwab International Index Fund, Investor Shares         174,717      2,655,691
Schwab Small-Cap Index Fund, Investor Shares ....        146,622      2,724,242
Schwab Total Bond Market Index Fund .............        197,610      1,987,961
Schwab Value Advantage Money Market .............        400,000        400,000
                                                                    -----------
TOTAL MUTUAL FUNDS
   (Cost $7,854,262) ............................                     7,767,894
                                                                    -----------
WARRANTS--0.0%
--------------------------------------------------------------------------------
BELGIUM--0.0%
Societe Generale de Beligique (expire 11/30/99) .              4              1
                                                                    -----------
FRANCE--0.0%
AXA UAP CVG (expire 01/07/99) ...................             38             13
Cie Generale de Eaux (expire 05/02/01) ..........             35             69
                                                                    -----------
                                                                             82
                                                                    -----------
TOTAL WARRANTS
   (Cost $95) ...................................                            83
                                                                    -----------
TOTAL INVESTMENTS--99.4%
   (Cost $11,593,127) ...........................                   $13,041,963
                                                                    ===========
OTHER ASSETS--0.9% ..............................                       115,221
                                                                    -----------
OTHER LIABILITIES--(0.3%) .......................                       (31,996)
                                                                    -----------
TOTAL NET ASSETS--100.0% ........................                   $13,125,188
                                                                    ===========
------------
(DAGGER)--Non-Income Producing Security.
ADR--American Depository Receipt.
PLC--Private Limited Company

See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
   Investments, at value (Cost: $11,593,127) ...................     $13,041,963
   Cash ........................................................          54,948
   Receivables:
      Fund shares sold .........................................          40,469
      From advisor .............................................           1,079
      Dividends ................................................           8,288
      Interest .................................................           2,019
      Foreign dividend tax refund ..............................           3,126
   Deferred organization costs .................................           5,292
                                                                     -----------
         Total assets ..........................................      13,157,184
                                                                     -----------
LIABILITIES:
   Payables:
      Investments purchased ....................................           2,893
      Fund shares redeemed .....................................             210
      Custodian fees ...........................................          21,266
   Accrued expenses ............................................           7,627
                                                                     -----------
         Total liabilities .....................................          31,996
                                                                     -----------
   Net assets applicable to outstanding shares .................     $13,125,188
                                                                     ===========
NET ASSETS consist of:
   Paid-in-capital .............................................     $10,280,114
   Undistributed net investment income .........................         233,540
   Accumulated net realized gain on investments sold
      and foreign currency transactions ........................       1,160,772
   Accumulated net unrealized appreciation on investments
      and translating assets and
      liabilities into reporting currency* .....................       1,450,759
                                                                     -----------
                                                                     $13,125,188
                                                                     ===========

PRICING OF SHARES:
   Outstanding shares, $0.0001 par value
     (unlimited shares authorized) .............................         923,605
   NET ASSET VALUE, offering and redemption price per share ....     $     14.21

----------------
* Includes $1,923 in unrealized appreciation on translating other assets and liabilities into reporting currency.

See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign tax withheld of $4,450) ...........    $    63,499
   Interest ....................................................         60,152
                                                                    -----------
      Total investment income ..................................        123,651
                                                                    -----------
EXPENSES:
   Investment advisory and administration fee ..................         43,440
   Custodian fees ..............................................         12,216
   Professional fees ...........................................          4,057
   Portfolio accounting fees ...................................          5,523
   Shareholder reports .........................................          4,254
   Trustees' fees ..............................................          3,325
   Amortization of deferred organization costs .................            818
   Insurance and other expenses ................................          4,447
                                                                    -----------
                                                                         78,080
Less: expenses reduced and absorbed (see Note 4) ...............        (38,240)
                                                                    -----------
   Net expenses incurred by Fund ...............................         39,840
                                                                    ===========
NET INVESTMENT INCOME ..........................................         83,811
                                                                    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain on investments sold .......................        931,608
   Net realized loss on foreign currency transactions ..........         (8,122)
                                                                    -----------
   Net realized gain on investments sold and
      foreign currency transactions ............................        923,486
                                                                    -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSLATION:
   Net unrealized appreciation on investments ..................         46,307
   Net unrealized appreciation on foreign currency .............          1,923
                                                                    -----------
   Net unrealized appreciation on investments
      and foreign currency .....................................         48,230
   Net gain on investments .....................................        971,716
                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............    $ 1,055,527
                                                                    ===========

-----------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                  JUNE 30, 1998     DECEMBER 31,
                                                   (UNAUDITED)         1997
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment income .......................    $    83,811     $   148,846
   Net realized gain on investments sold and
      foreign currency transactions ............        923,486         238,313
   Net unrealized appreciation on investments
      and foreign currency .....................         48,230       1,210,483
                                                    -----------     -----------
   Increase in net assets resulting
      from operations ..........................      1,055,527       1,597,642
                                                    -----------     -----------
   Dividends to shareholders from net
      investment income ........................             --         (19,177)
   Distributions to shareholders from
      net capital gains ........................             --          (1,671)
                                                    -----------     -----------
   Total distributions .........................             --         (20,848)
                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...................      2,307,748       3,901,562
   Net asset value of shares issued in
      reinvestment of dividends ................             --          20,848
   Less payments for share redeemed ............       (571,187)       (550,195)
                                                    -----------     -----------
   Increase in net assets from capital
      share transactions .......................      1,736,561       3,372,215
                                                    -----------     -----------
   Total increase in net assets ................      2,792,088       4,949,009
                                                    -----------     -----------
NET ASSETS:
   Beginning of period .........................     10,333,100       5,384,091
                                                    -----------     -----------
   End of period (including undistributed
      net investment income of
      $233,540 and $149,729, respectively) .....    $13,125,188     $10,333,100
                                                    ===========     ===========
NUMBER OF FUND SHARES:
   Sold ........................................        166,856         329,511
   Reinvested ..................................             --           1,653
   Redeemed ....................................        (40,963)        (49,965)
                                                    -----------     -----------
   Net increase in shares outstanding ..........        125,893         281,199
                                                    ===========     ===========
SHARES OUTSTANDING:
   Beginning of period .........................        797,712         516,513
                                                    -----------     -----------
   End of period ...............................        923,605         797,712
                                                    ===========     ===========

-------------
See accompanying Notes to Financial Statements.

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                         INCOME FROM
                                     INVESTMENT OPERATIONS                           LESS DISTRIBUTIONS
                            ---------------------------------------    ---------------------------------------------

                                               NET
               NET ASSET                   REALIZED &       TOTAL       DIVIDENDS
   PERIOD      VALUE AT         NET        UNREALIZED       FROM        FROM NET     DIVIDENDS FROM
    ENDED      BEGINNING    INVESTMENT       GAIN ON     INVESTMENT    INVESTMENT     REALIZED GAIN        TOTAL
DECEMBER 31,   OF PERIOD      INCOME       INVESTMENTS     INCOME        INCOME      ON INVESTMENTS    DISTRIBUTIONS
------------   ---------    ----------     -----------   ----------    ----------    --------------    -------------
  1998**        $12.95         $0.25          $1.01         $1.26        $   --          $   --            $   --
  1997          $10.42         $0.22(1)       $2.33         $2.55        $(0.02)         $(0.00)(2)        $(0.02)
  1996***       $10.00         $0.04          $0.38         $0.42        $   --          $   --            $   --

(DAGGER)The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees and expenses reduced and expensed absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

   PERIOD                       RATIO OF NET
    ENDED         RATIO OF       INVESTMENT
DECEMBER 31,      EXPENSES         INCOME
------------      --------      ------------
 1998**            1.33%*         0.78%*
 1997              1.99%          0.74%
 1996***           4.71%*        (1.69%)*

    * Annualized.
   ** For the six months ended June 30, 1998 (Unaudited).
  *** For the period from November 1, 1996 (commencement of operations) to
      December 31, 1996.
  (1) Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
  (2) Less than one cent per share.

----------
See accompanying Notes to Financial Statements.

                              ---------------------

                              ---------------------


                                                     RATIOS/SUPPLEMENTAL DATA
               ----------------------------------------------------------------------------------------------------
                                                                                      RATIO OF NET
                                                                      RATIO OF         INVESTMENT
               NET ASSET          TOTAL                               EXPENSES           INCOME          PORTFOLIO
   PERIOD      VALUE AT          RETURN                              TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED       END OF      (NOT ANNUALIZED)       NET ASSETS    NET ASSETS(DAGGER)  NET ASSETS(DAGGER)    RATE
DECEMBER 31,    PERIOD             (%)            END OF PERIOD          (%)               (%)              (%)
------------   ---------    ----------------      -------------  ------------------  ------------------  ----------
  1998**         $14.21              9.73           $13,125,188         0.68*          1.43*              93
  1997           $12.95             24.54           $10,333,100         0.75           1.98               81
  1996***        $10.42              4.20          $  5,384,091         0.67*          2.35*               7

                              ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

1.  DESCRIPTION OF THE FUND

    The Schwab MarketTrack Growth Portfolio II (formerly Schwab Asset Director(REGISTRATION MARK) -- High Growth Portfolio) (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

    The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    SECURITY VALUATION--Investments in securities traded on an exchange and unlisted securities are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

    FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on June 30, 1998. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

    The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

    DEFERRED ORGANIZATION COSTS--Costs incurred in connection with the organization of the Fund are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

    EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

    FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

    At June 30, 1998, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $1,448,836 of which $1,649,291 related to appreciated securities and $200,455 related to depreciated securities.

                             ---------------------

                             ---------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TRADEMARK)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

3.  TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1998. (see Note 4)

    OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who were "interest persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $3,325 related to the Trust's unaffiliated trustees.

    OTHER AFFILIATED PARTIES AND TRANSACTIONS--Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in other SchwabFunds(REGISTRATION MARK). As of June 30, 1998, the Growth Portfolio II owned 1% of the outstanding shares of the Schwab International Index Fund; 0%(1) of the outstanding shares of the Schwab Value Advantage Money Market Fund; 1% of the outstanding shares of the Schwab Total Bond Market Index Fund, and 0%(1) of the outstanding shares of the Schwab Small-Cap Index Fund.

    INTERFUND TRANSACTIONS--For the six months ended June 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common Investment Manager, common Trustees, and Officers. These sale transactions, made at current market value pursuant to Rule 17a-7 under the Act was $4,860,165.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

    The Investment Manager guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.75% of the Fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes and foreign taxes.

    For the six months ended June 30, 1998, the total of such fees and expenses reduced and absorbed by the Investment Manager were $38,240.

5.  BORROWING AGREEMENT

    The Trust has an arrangement with Bank of New York Trust Company whereby the Fund may borrow, in aggregate, up to $100,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the six months ended June 30, 1998, no borrowings were made under this arrangement.

6.  INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities, other than short-term obligations, aggregated $13,535,901 and $10,649,239, respectively, for the six months ended June 30, 1998.

(1) Less than one percent of outstanding shares.

                             ---------------------
                                       54